UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21746

Name of Fund: Small Cap Premium and Dividend Income Fund Inc. (RCC)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
      Officer, Small Cap Premium and Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (212) 449-4742

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.4%           6,700   Catalina Marketing Corp. (a)                                      $     217,013
                                      2,900   DG FastChannel, Inc. (a)                                                 68,382
                                      2,600   Greenfield Online, Inc. (a)                                              39,650
                                      5,100   inVentiv Health, Inc. (a)                                               223,482
                                      4,000   Marchex, Inc. Class B                                                    38,040
                                      6,800   National CineMedia, Inc.                                                152,320
                                      7,800   Valassis Communications, Inc. (a)                                        69,576
                                     16,230   ValueClick, Inc. (a)                                                    364,526
                                                                                                                -------------
                                                                                                                    1,172,989
-----------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.7%                        500   AeroVironment, Inc. (a)                                                  11,505
                                      2,100   Argon ST, Inc. (a)                                                       41,580
                                      7,200   Curtiss-Wright Corp.                                                    342,000
                                      4,200   Heico Corp.                                                             207,312
                                      2,500   Ladish Co., Inc. (a)                                                    138,700
                                      1,500   MTC Technologies, Inc. (a)                                               28,965
                                      6,500   Moog, Inc. Class A (a)                                                  285,610
                                      9,700   Orbital Sciences Corp. (a)                                              215,728
                                      5,700   Teledyne Technologies, Inc. (a)                                         304,323
                                      1,500   TransDigm Group, Inc. (a)                                                68,565
                                      1,700   United Industrial Corp.                                                 127,942
                                                                                                                -------------
                                                                                                                    1,772,230
-----------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching         600   Alico, Inc.                                                              26,004
- 0.1%                                2,500   The Andersons, Inc.                                                     120,050
                                      1,100   Cadiz, Inc. (a)                                                          20,790
                                                                                                                -------------
                                                                                                                      166,844
-----------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.7%                  6,400   AAR Corp. (a)(c)                                                        194,176
                                      9,600   ABX Air, Inc. (a)                                                        67,968
                                     14,900   AirTran Holdings, Inc. (a)                                              146,616
                                      6,900   Alaska Air Group, Inc. (a)                                              159,321
                                        300   Allegiant Travel Co. (a)                                                  9,096
                                      2,600   Atlas Air Worldwide Holdings, Inc. (a)                                  134,238
                                      3,800   Bristow Group, Inc. (a)                                                 166,098
                                      8,600   ExpressJet Holdings, Inc. (a)                                            26,574
                                     29,100   JetBlue Airways Corp. (a)                                               268,302
                                      2,900   Midwest Air Group, Inc. (a)                                              47,705
                                      2,600   PHI, Inc. (a)                                                            78,364
                                      2,300   Pinnacle Airlines Corp. (a)                                              36,846
                                      5,700   Republic Airways Holdings, Inc. (a)                                     120,669
                                     11,200   SkyWest, Inc.                                                           281,904
                                                                                                                -------------
                                                                                                                    1,737,877
-----------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                       4,710   Century Aluminum Co. (a)                                                247,982
                                      2,200   Kaiser Aluminum Corp.                                                   155,254
                                                                                                                -------------
                                                                                                                      403,236
-----------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%       3,600   Aftermarket Technology Corp. (a)                                        114,264
                                      3,500   Commercial Vehicle Group, Inc. (a)                                       44,905
                                      2,700   Keystone Automotive Industries, Inc. (a)                                128,952
                                      1,400   Standard Motor Products, Inc.                                            13,160
                                      4,000   Superior Industries International, Inc.                                  86,760
                                                                                                                -------------
                                                                                                                      388,041
-----------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment        7,300   American Axle & Manufacturing Holdings, Inc.                      $     184,325
- 0.5%                                2,600   Amerigon Inc. (a)                                                        44,902
                                     11,600   ArvinMeritor, Inc.                                                      195,112
                                     16,300   Hayes Lemmerz International, Inc. (a)                                    67,808
                                     12,470   Lear Corp. (a)                                                          400,287
                                      2,650   Noble International Ltd.                                                 56,419
                                      1,300   Sauer-Danfoss, Inc.                                                      34,684
                                      1,000   Stoneridge, Inc. (a)                                                     10,200
                                      7,700   Tenneco, Inc. (a)                                                       238,777
                                     21,100   Visteon Corp. (a)                                                       108,665
                                                                                                                -------------
                                                                                                                    1,341,179
-----------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.2%           3,300   Accuride Corp. (a)                                                       39,963
                                     10,400   Force Protection, Inc. (a)                                              225,160
                                      1,500   Miller Industries, Inc. (a)                                              25,680
                                      5,300   Modine Manufacturing Co.                                                141,086
                                      4,500   Spartan Motors, Inc.                                                     75,735
                                      5,200   Wabash National Corp.                                                    58,708
                                                                                                                -------------
                                                                                                                      566,332
-----------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%           4,800   Signature Bank (a)                                                      169,104
-----------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City          2,100   1st Source Corp.                                                         48,090
- 5.3%                                2,600   Alabama National Bancorp.                                               202,592
                                      3,800   Amcore Financial, Inc.                                                   94,696
                                      2,800   AmericanWest Bancorp                                                     54,908
                                      2,200   Ameris Bancorp                                                           39,776
                                      1,200   Bancfirst Corp.                                                          53,844
                                      3,300   Banco Latinoamericano de Exportaciones, SA 'E'                           59,994
                                      2,000   The Bancorp, Inc. (a)                                                    36,920
                                      2,000   Bank of the Ozarks, Inc.                                                 61,060
                                      3,800   BankFinancial Corp.                                                      60,116
                                      2,100   Banner Corp.                                                             72,219
                                      6,200   Boston Private Financial Holdings, Inc.                                 172,608
                                     10,842   CVB Financial Corp.                                                     126,851
                                      2,100   Capital City Bank Group, Inc.                                            65,520
                                      1,600   Capital Corp. of the West                                                29,472
                                      2,300   Capitol Bancorp Ltd.                                                     57,109
                                      4,700   Cascade Bancorp                                                         104,575
                                      8,300   Cathay General Bancorp                                                  267,343
                                      9,000   Centennial Bank Holdings, Inc. (a)                                       57,600
                                      2,100   Center Financial Corp.                                                   29,211
                                      5,000   Central Pacific Financial Corp.                                         146,000
                                      4,000   Chemical Financial Corp.                                                 97,000
                                      7,500   Chittenden Corp.                                                        263,700
                                     12,300   Citizens Banking Corp.                                                  198,153
                                      3,100   City Holding Co.                                                        112,871
                                      2,100   CityBank                                                                 60,144
                                        500   Clifton Savings Bancorp, Inc.                                             5,915
                                      2,600   CoBiz Financial, Inc.                                                    44,512
                                      2,700   Columbia Banking System, Inc.                                            85,914
                                      1,700   Community Bancorp (a)                                                    42,738
                                      4,900   Community Bank System, Inc.                                              95,648
                                      4,030   Community Banks, Inc.                                                   120,054

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      2,600   Community Trust Bancorp, Inc.                                     $      78,104
                                      6,300   Corus Bankshares, Inc.                                                   82,026
                                      1,700   Enterprise Financial Services Corp.                                      41,378
                                     12,300   First BanCorp                                                           116,850
                                      1,600   First Bancorp                                                            32,608
                                      2,200   First Busey Corp.                                                        48,202
                                      5,500   First Charter Corp.                                                     165,935
                                     12,000   First Commonwealth Financial Corp.                                      132,720
                                      4,229   First Community Bancorp, Inc.                                           231,369
                                      1,600   First Community Bancshares, Inc.                                         57,968
                                      5,400   First Financial Bancorp                                                  69,012
                                      3,400   First Financial Bankshares, Inc.                                        136,612
                                      2,700   First Financial Corp.                                                    81,810
                                      3,000   First Merchants Corp.                                                    64,680
                                      8,800   First Midwest Bancorp, Inc.                                             300,608
                                      1,400   First Regional Bancorp (a)                                               34,342
                                      1,350   First South Bancorp, Inc.                                                35,316
                                      3,300   First State Bancorp.                                                     64,812
                                     13,100   FirstMerit Corp.                                                        258,856
                                      4,100   Franklin Bank Corp. (a)                                                  37,720
                                      6,350   Frontier Financial Corp.                                                148,146
                                      8,550   Glacier Bancorp, Inc.                                                   192,546
                                      8,800   Greater Bay Bancorp                                                     242,880
                                      1,400   Greene County Bancshares, Inc.                                           51,030
                                      4,400   Hancock Holding Co.                                                     176,352
                                      6,800   Hanmi Financial Corp.                                                   105,332
                                      5,103   Harleysville National Corp.                                              81,087
                                      2,100   Heartland Financial USA, Inc.                                            43,155
                                      1,900   Heritage Commerce Corp.                                                  40,223
                                        791   Home Bancshares, Inc.                                                    17,236
                                      2,600   Independent Bank Corp./MA                                                77,220
                                      4,005   Independent Bank Corp./MI                                                44,255
                                      3,400   Integra Bank Corp.                                                       61,642
                                      8,326   International Bancshares Corp.                                          180,674
                                      8,300   Investors Bancorp, Inc. (a)                                             117,528
                                      3,600   Irwin Financial Corp.                                                    39,672
                                      2,730   Lakeland Bancorp, Inc.                                                   37,073
                                      2,000   Lakeland Financial Corp.                                                 46,220
                                      5,277   MB Financial, Inc.                                                      182,320
                                      2,477   Macatawa Bank Corp.                                                      33,514
                                      3,080   MainSource Financial Group, Inc.                                         54,300
                                      2,900   Midwest Banc Holdings, Inc.                                              42,833
                                      5,500   NBT Bancorp, Inc.                                                       119,570
                                      3,700   Nara Bancorp, Inc.                                                       57,794
                                          1   National City Corp.                                                          16
                                      7,952   National Penn Bancshares, Inc.                                          130,088
                                     11,800   Old National Bancorp                                                    195,526
                                      2,253   Old Second Bancorp, Inc.                                                 64,211
                                      2,100   Omega Financial Corp.                                                    55,461
                                      3,700   Oriental Financial Group                                                 42,550
                                      7,900   Pacific Capital Bancorp                                                 207,770

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      2,000   Park National Corp.                                               $     174,400
                                      1,700   Peoples Bancorp, Inc.                                                    44,506
                                      2,700   Pinnacle Financial Partners, Inc. (a)                                    77,814
                                      3,100   Piper Jaffray Cos. (a)                                                  166,160
                                      1,450   Preferred Bank                                                           57,043
                                      3,100   PrivateBancorp, Inc.                                                    108,004
                                      5,800   Prosperity Bancshares, Inc.                                             192,328
                                      5,800   Provident Bankshares Corp.                                              181,714
                                      2,550   Renasant Corp.                                                           55,157
                                      1,511   Republic Bancorp, Inc. Class A                                           23,934
                                      4,000   S&T Bancorp, Inc.                                                       128,360
                                      1,260   SCBT Financial Corp.                                                     43,520
                                      5,600   SVB Financial Group (a)                                                 265,216
                                      1,785   SY Bancorp, Inc.                                                         48,266
                                      2,600   Sandy Spring Bancorp, Inc.                                               78,312
                                        200   Santander BanCorp                                                         2,568
                                      2,400   Seacoast Banking Corp. of Florida                                        44,880
                                      2,500   Security Bank Corp.                                                      31,300
                                        400   Sierra Bancorp                                                           11,464
                                      2,300   Simmons First National Corp. Class A                                     60,582
                                     11,000   The South Financial Group, Inc.                                         250,140
                                      1,782   Southside Bancshares, Inc.                                               39,364
                                      2,500   Southwest Bancorp, Inc.                                                  47,050
                                     12,100   Sterling Bancshares, Inc.                                               138,061
                                      4,500   Sterling Financial Corp.                                                 77,175
                                      1,800   Suffolk Bancorp                                                          57,708
                                      2,390   Sun Bancorp, Inc. (a)                                                    41,825
                                      4,400   Superior Bancorp (a)                                                     38,852
                                      8,500   Susquehanna Bancshares, Inc.                                            170,850
                                        900   Taylor Capital Group, Inc.                                               25,137
                                      4,100   Texas Capital Bancshares, Inc. (a)                                       89,134
                                      1,490   Tompkins Trustco, Inc.                                                   59,153
                                      2,300   Trico Bancshares                                                         51,221
                                     13,200   TrustCo Bank Corp. NY                                                   144,276
                                      8,200   Trustmark Corp.                                                         229,928
                                     16,300   UCBH Holdings, Inc.                                                     284,924
                                      5,300   UMB Financial Corp.                                                     227,158
                                      1,875   USB Holding Co., Inc.                                                    43,556
                                      9,988   Umpqua Holdings Corp.                                                   199,860
                                      2,150   Union Bankshares Corp.                                                   48,827
                                      6,500   United Bankshares, Inc.                                                 197,860
                                      5,900   United Community Banks, Inc.                                            144,668
                                        500   United Security Bancshares                                                9,400
                                      2,000   Univest Corp. of Pennsylvania                                            47,440
                                      2,970   Virginia Commerce Bancorp (a)                                            42,590
                                      2,500   Washington Trust Bancorp, Inc.                                           67,425
                                      3,900   WesBanco, Inc.                                                           97,422
                                      2,600   West Coast Bancorp                                                       73,866
                                      5,400   Westamerica Bancorp.                                                    268,973
                                      2,300   Western Alliance Bancorp (a)                                             54,211
                                      2,700   Wilshire Bancorp, Inc.                                                   29,619

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      3,900   Wintrust Financial Corp.                                          $     166,491
                                      1,600   Yardville National Bancorp                                               53,809
                                                                                                                -------------
                                                                                                                   13,239,806
-----------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries)          1,600   Boston Beer Co., Inc. Class A (a)                                        77,856
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%            800   Coca-Cola Bottling Co. Consolidated                                      48,240
                                        400   Farmer Bros. Co.                                                          9,952
                                      2,700   Green Mountain Coffee Roasters, Inc. (a)                                 89,613
                                      5,200   Jones Soda Co. (a)                                                       62,712
                                      1,680   National Beverage Corp.                                                  14,246
                                      2,400   Peet's Coffee & Tea, Inc. (a)                                            66,984
                                                                                                                -------------
                                                                                                                      291,747
-----------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &              3,390   AMAG Pharmaceuticals, Inc. (a)                                          193,908
Production - 2.4%                     6,100   Acadia Pharmaceuticals, Inc. (a)                                         91,805
                                      4,300   Acorda Therapeutics, Inc. (a)                                            78,905
                                      4,500   Albany Molecular Research, Inc. (a)                                      67,950
                                      5,900   Alexion Pharmaceuticals, Inc. (a)                                       384,385
                                      9,600   Allos Therapeutics, Inc. (a)                                             45,600
                                      5,600   Alnylam Pharmaceuticals, Inc. (a)                                       183,512
                                      2,100   Altus Pharmaceuticals, Inc. (a)                                          22,029
                                      7,600   American Oriental Bioengineering, Inc. (a)                               84,740
                                        900   Amicus Therapeutics, Inc. (a)                                            15,039
                                     12,800   Applera Corp. - Celera Genomics Group (a)                               179,968
                                      9,900   Arena Pharmaceuticals, Inc. (a)                                         108,405
                                     14,100   Ariad Pharmaceuticals, Inc. (a)                                          65,283
                                      3,100   Arqule, Inc. (a)                                                         22,103
                                      6,900   Array Biopharma, Inc. (a)                                                77,487
                                      4,600   ArthroCare Corp. (a)                                                    257,094
                                      3,400   Bionovo, Inc. (a)                                                        13,090
                                     11,900   Cell Genesys, Inc. (a)                                                   45,458
                                      9,500   Cubist Pharmaceuticals, Inc. (a)(c)                                     200,735
                                      6,400   Cypress Bioscience, Inc. (a)                                             87,552
                                      3,900   Cytokinetics, Inc. (a)                                                   19,968
                                     18,300   Discovery Laboratories, Inc. (a)                                         49,227
                                     17,200   Encysive Pharmaceuticals, Inc. (a)                                       25,972
                                      7,600   Enzon Pharmaceuticals, Inc. (a)                                          66,956
                                     14,700   Exelixis, Inc. (a)                                                      155,673
                                     16,500   GenVec, Inc. (a)                                                         38,775
                                      1,500   Genomic Health, Inc. (a)                                                 28,785
                                     11,900   Geron Corp. (a)                                                          87,108
                                      8,800   Halozyme Therapeutics, Inc. (a)                                          76,472
                                     21,900   Human Genome Sciences, Inc. (a)                                         225,351
                                      4,100   Idenix Pharmaceuticals, Inc. (a)                                         11,849
                                     12,800   Immunomedics, Inc. (a)                                                   29,312
                                     15,900   Incyte Corp. (a)                                                        113,685
                                      3,300   Integra LifeSciences Holdings Corp. (a)                                 160,314
                                      4,600   InterMune, Inc. (a)                                                      87,998
                                      2,200   Kendle International, Inc. (a)                                           91,366
                                      2,700   Kensey Nash Corp. (a)                                                    70,497
                                      7,100   Keryx Biopharmaceuticals, Inc. (a)                                       70,574
                                      4,200   Kosan Biosciences, Inc. (a)                                              21,042
                                      5,600   MannKind Corp. (a)                                                       54,208

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      5,200   Martek Biosciences Corp. (a)                                      $     150,956
                                      4,000   Maxygen, Inc. (a)                                                        27,240
                                      4,300   Medivation, Inc. (a)                                                     86,215
                                      1,600   Metabolix, Inc. (a)                                                      38,816
                                      3,800   Momenta Pharmaceuticals, Inc. (a)                                        43,282
                                      6,900   Myriad Genetics, Inc. (a)                                               359,835
                                      9,900   Nabi Biopharmaceuticals (a)                                              40,194
                                      5,400   Nastech Pharmaceutical Co., Inc. (a)                                     71,874
                                      6,600   Neurocrine Biosciences, Inc. (a)                                         66,000
                                      3,000   Neurogen Corp. (a)                                                       13,320
                                      2,500   Novacea, Inc. (a)                                                        20,025
                                      9,600   OSI Pharmaceuticals, Inc. (a)                                           326,304
                                      2,700   Omrix Biopharmaceuticals, Inc. (a)                                       95,337
                                        200   Orexigen Therapeutics, Inc. (a)                                           2,642
                                      3,300   Osiris Therapeutics, Inc. (a)                                            42,504
                                      3,100   PRA International, Inc. (a)                                              91,140
                                      3,200   PharmaNet Development Group, Inc. (a)                                    92,896
                                      6,000   Poniard Pharmaceuticals, Inc. (a)                                        33,900
                                      3,900   Progenics Pharmaceuticals, Inc. (a)                                      86,229
                                      1,860   Protalix BioTherapeutics, Inc. (a)                                       64,282
                                      3,300   Regeneration Technologies, Inc. (a)                                      35,376
                                      4,400   Rigel Pharmaceuticals, Inc. (a)                                          41,492
                                      8,604   Savient Pharmaceuticals, Inc. (a)                                       125,188
                                      5,000   Seattle Genetics, Inc. (a)                                               56,200
                                      9,200   Telik, Inc. (a)                                                          26,772
                                      2,600   Tercica, Inc. (a)                                                        16,120
                                      5,100   Vanda Pharmaceuticals, Inc. (a)                                          70,941
                                      5,300   Verenium Corp. (a)                                                       27,984
                                     11,400   ViroPharma, Inc. (a)                                                    101,460
                                     16,500   XOMA Ltd. (a)                                                            56,265
                                      6,300   ZymoGenetics, Inc. (a)                                                   82,215
                                                                                                                -------------
                                                                                                                    6,103,184
-----------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%             1,500   Ameron International Corp.                                              158,655
                                      1,900   BlueLinx Holdings, Inc.                                                  13,376
                                      4,800   Building Material Holding Corp.                                          50,784
                                      3,000   LSI Industries, Inc.                                                     61,560
                                      3,300   NCI Building Systems, Inc. (a)                                          142,593
                                        100   PGT, Inc. (a)                                                               793
                                      6,000   Simpson Manufacturing Co., Inc.                                         191,100
                                      4,490   Texas Industries, Inc.                                                  352,465
                                      2,100   Trex Co., Inc. (a)                                                       23,352
                                      3,700   Watsco, Inc.                                                            171,791
                                      3,500   Zoltek Cos., Inc. (a)                                                   152,705
                                                                                                                -------------
                                                                                                                    1,319,174
-----------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%               5,500   US Concrete, Inc. (a)                                                    36,245
-----------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing          1,800   Aaon, Inc. (c)                                                           35,514
- 0.1%                                4,500   Interline Brands, Inc. (a)                                              103,455
                                                                                                                -------------
                                                                                                                      138,969
-----------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.2%        2,500   Builders FirstSource, Inc. (a)                                           26,950
                                      7,100   Comfort Systems USA, Inc.                                               100,820

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      3,000   Drew Industries, Inc. (a)                                         $     122,040
                                      5,200   Goodman Global, Inc. (a)                                                124,176
                                      5,200   Griffon Corp. (a)                                                        78,520
                                                                                                                -------------
                                                                                                                      452,506
-----------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard         7,700   Beacon Roofing Supply, Inc. (a)                                          78,694
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%     66,500   Charter Communications, Inc. Class A (a)                                171,570
                                      3,300   Crown Media Holdings, Inc. Class A (a)                                   23,727
                                     15,900   TiVo, Inc. (a)                                                          100,965
                                                                                                                -------------
                                                                                                                      296,262
-----------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.6%             4,300   Ameristar Casinos, Inc.                                                 120,830
                                      8,700   Bally Technologies, Inc. (a)                                            308,241
                                      1,300   Churchill Downs, Inc.                                                    64,948
                                      2,550   Dover Downs Gaming & Entertainment, Inc.                                 26,495
                                      2,600   Isle of Capri Casinos, Inc. (a)                                          50,570
                                      3,500   Lakes Entertainment, Inc. (a)                                            33,355
                                      4,000   MTR Gaming Group, Inc. (a)                                               38,120
                                      8,500   Magna Entertainment Corp. Class A (a)                                    19,295
                                      1,600   Monarch Casino & Resort, Inc. (a)                                        45,520
                                      4,800   Multimedia Games, Inc. (a)                                               40,896
                                      9,740   Pinnacle Entertainment, Inc. (a)                                        265,220
                                      1,700   Riviera Holdings Corp. (a)                                               47,685
                                      5,700   Shuffle Master, Inc. (a)                                                 85,215
                                      5,100   Trump Entertainment Resorts, Inc. (a)                                    32,895
                                      6,650   WMS Industries, Inc. (a)                                                220,115
                                                                                                                -------------
                                                                                                                    1,399,400
-----------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                      3,000   American Vanguard Corp.                                                  58,560
                                      4,000   Arch Chemicals, Inc.                                                    187,520
                                      2,900   Balchem Corp.                                                            59,189
                                      9,000   CF Industries Holdings, Inc.                                            683,190
                                      3,900   Cabot Microelectronics Corp. (a)                                        166,725
                                      6,900   Calgon Carbon Corp. (a)                                                  96,324
                                      4,700   Cambrex Corp.                                                            51,183
                                      4,700   EnerSys (a)                                                              83,519
                                      6,400   Energy Conversion Devices, Inc. (a)                                     145,408
                                      8,000   Exide Technologies (a)                                                   52,000
                                      5,600   Georgia Gulf Corp.                                                       77,840
                                     19,900   Hercules, Inc.                                                          418,298
                                      2,100   Innophos Holdings, Inc.                                                  32,004
                                      4,000   Innospec, Inc.                                                           91,120
                                      3,100   LSB Industries, Inc. (a)                                                 73,315
                                      2,100   Landec Corp. (a)                                                         32,466
                                      3,600   Medis Technologies Ltd. (a)                                              46,800
                                      1,300   NL Industries, Inc.                                                      14,729
                                      2,500   NewMarket Corp.                                                         123,450
                                      2,500   Nuco2, Inc. (a)                                                          64,350
                                      4,900   OM Group, Inc. (a)                                                      258,769
                                     15,100   PolyOne Corp. (a)                                                       112,797
                                      5,700   Rockwood Holdings, Inc. (a)                                             204,231
                                      4,900   Schulman A, Inc.                                                         96,677
                                      6,000   Senomyx, Inc. (a)                                                        73,500

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      1,400   ShengdaTech, Inc. (a)                                             $       8,442
                                      1,000   Stepan Co.                                                               30,910
                                      5,000   Tronox, Inc. Class A                                                     46,500
                                      2,300   Tronox, Inc. Class B                                                     20,769
                                      8,400   UAP Holding Corp.                                                       263,424
                                     11,900   WR Grace & Co. (a)                                                      319,634
                                                                                                                -------------
                                                                                                                    3,993,643
-----------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                           9,700   Alpha Natural Resources, Inc. (a)                                       225,331
                                     19,800   International Coal Group, Inc. (a)                                       87,912
                                      1,500   US BioEnergy Corp. (a)                                                   11,565
                                                                                                                -------------
                                                                                                                      324,808
-----------------------------------------------------------------------------------------------------------------------------
Commercial Information Services       5,300   Arbitron, Inc.                                                          240,302
- 0.2%                               81,000   CMGI, Inc. (a)                                                          110,160
                                      5,300   infoUSA, Inc.                                                            49,237
                                      4,300   LECG Corp. (a)                                                           64,070
                                      3,600   LoopNet, Inc. (a)                                                        73,944
                                                                                                                -------------
                                                                                                                      537,713
-----------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.2%        11,300   Entravision Communications Corp. Class A (a)                            104,186
                                     40,800   Gemstar-TV Guide International, Inc. (a)                                283,968
                                      3,300   Knology, Inc. (a)                                                        55,209
                                                                                                                -------------
                                                                                                                      443,363
-----------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.5%     63,300   3Com Corp. (a)                                                          312,702
                                      2,300   Acme Packet, Inc. (a)                                                    35,466
                                      9,600   Adtran, Inc.                                                            221,088
                                      3,000   Anaren, Inc. (a)                                                         42,300
                                      5,000   Anixter International, Inc. (a)(c)                                      412,250
                                        400   Aruba Networks, Inc. (a)                                                  8,000
                                      9,000   Atheros Communications, Inc. (a)                                        269,730
                                     28,800   Avanex Corp. (a)                                                         47,232
                                      8,180   Avocent Corp. (a)                                                       238,202
                                      1,800   Bel Fuse, Inc.                                                           62,388
                                      1,000   BigBand Networks, Inc. (a)                                                6,400
                                      3,100   Black Box Corp.                                                         132,556
                                        400   CPI International, Inc. (a)                                               7,604
                                      8,000   CSG Systems International, Inc. (a)                                     170,000
                                      2,900   Cbeyond Communications, Inc. (a)                                        118,291
                                      7,600   Cogent Communications Group, Inc. (a)                                   177,384
                                      2,800   Comtech Group, Inc. (a)                                                  50,988
                                      4,000   Comtech Telecommunications Corp. (a)                                    213,960
                                      4,100   Digi International, Inc. (a)                                             58,384
                                      5,400   Ditech Networks, Inc. (a)                                                28,458
                                      2,400   EMS Technologies, Inc. (a)                                               58,872
                                      5,300   Echelon Corp. (a)                                                       132,553
                                     20,500   Extreme Networks, Inc. (a)                                               78,720
                                     39,900   Finisar Corp. (a)                                                       111,720
                                     23,700   Foundry Networks, Inc. (a)                                              421,149
                                      2,000   GeoEye, Inc. (a)                                                         51,500
                                     12,900   Harmonic, Inc. (a)                                                      136,869
                                      4,100   Harris Stratex Networks, Inc. Class A (a)                                71,627
                                        600   Hughes Communications, Inc. (a)                                          31,110

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      4,100   InPhonic, Inc. (a)                                                $      11,275
                                      7,600   InterDigital, Inc. (a)                                                  157,928
                                      6,700   InterVoice, Inc. (a)                                                     62,913
                                      7,100   Ixia (a)                                                                 61,912
                                      8,000   j2 Global Communications, Inc. (a)                                      261,840
                                      1,900   Loral Space & Communications Ltd. (a)                                    75,525
                                      5,600   NETGEAR, Inc. (a)                                                       170,352
                                      2,500   Network Equipment Technologies, Inc. (a)                                 36,250
                                      2,500   Nextwave Wireless, Inc. (a)                                              14,300
                                      5,600   Novatel Wireless, Inc. (a)                                              126,840
                                      3,428   Oplink Communications, Inc. (a)                                          46,826
                                      3,400   Optium Corp. (a)                                                         35,292
                                      2,600   SeaChange International, Inc. (a)                                        17,992
                                      7,750   Secure Computing Corp. (a)                                               75,408
                                      4,900   Sirenza Microdevices, Inc. (a)                                           84,721
                                     42,900   Sonus Networks, Inc. (a)                                                261,690
                                      3,900   Standard Microsystems Corp. (a)                                         149,838
                                      3,200   Switch and Data Facilities Co., Inc. (a)                                 52,128
                                     30,000   Sycamore Networks, Inc. (a)                                             122,100
                                      4,100   Syniverse Holdings, Inc. (a)                                             65,190
                                     33,900   TIBCO Software, Inc. (a)                                                250,521
                                     10,100   Tekelec (a)                                                             122,210
                                      7,800   Terremark Worldwide, Inc. (a)                                            55,926
                                     17,300   Utstarcom, Inc. (a)                                                      63,318
                                      3,900   Viasat, Inc. (a)                                                        120,237
                                      5,400   Vonage Holdings Corp. (a)                                                 5,562
                                                                                                                -------------
                                                                                                                    6,215,597
-----------------------------------------------------------------------------------------------------------------------------
Computer Services Software            6,000   ACI Worldwide, Inc. (a)                                                 134,100
& Systems - 4.7%                      9,900   Actuate Corp. (a)                                                        63,855
                                      4,600   American Reprographics Co. (a)                                           86,112
                                      2,800   Ansoft Corp. (a)                                                         92,344
                                     12,600   Ansys, Inc. (a)                                                         430,542
                                     13,000   Ariba, Inc. (a)                                                         140,140
                                     20,800   Art Technology Group, Inc. (a)                                           62,816
                                      3,300   AsiaInfo Holdings, Inc. (a)                                              29,898
                                     13,740   Aspen Technology, Inc. (a)                                              196,757
                                     32,600   BearingPoint, Inc. (a)                                                  132,030
                                      7,200   Blackbaud, Inc.                                                         181,728
                                      4,900   Blackboard, Inc. (a)                                                    224,616
                                      2,200   Blue Coat Systems, Inc. (a)                                             173,272
                                     13,600   Borland Software Corp. (a)                                               59,160
                                      3,500   Bottomline Technologies, Inc. (a)                                        43,855
                                      5,000   CACI International, Inc. Class A (a)                                    255,450
                                      2,900   COMSYS IT Partners, Inc. (a)                                             48,749
                                      5,360   Chordiant Software, Inc. (a)                                             74,290
                                      9,500   Ciber, Inc. (a)                                                          74,195
                                      6,800   Commvault Systems, Inc. (a)                                             125,936
                                        300   Comverge, Inc. (a)                                                        9,858
                                      6,100   Concur Technologies, Inc. (a)                                           192,272
                                      4,900   DealerTrack Holdings, Inc. (a)                                          205,212
                                      6,700   Digital River, Inc. (a)                                                 299,825

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      2,800   DivX, Inc. (a)                                                    $      41,636
                                      2,500   Double-Take Software, Inc. (a)                                           47,775
                                      4,200   EPIQ Systems, Inc. (a)                                                   79,044
                                      9,200   Electronics for Imaging, Inc. (a)                                       247,112
                                      9,600   Epicor Software Corp. (a)                                               132,192
                                      5,000   Equinix, Inc. (a)                                                       443,450
                                     11,200   Gartner, Inc. Class A (a)                                               273,952
                                      2,300   i2 Technologies, Inc. (a)                                                35,075
                                      2,600   iGate Corp. (a)                                                          22,282
                                      2,600   Imergent, Inc.                                                           58,318
                                     15,100   Informatica Corp. (a)                                                   237,070
                                      1,621   Integral Systems, Inc.                                                   34,835
                                      1,300   Interactive Intelligence, Inc. (a)                                       24,700
                                      6,300   Internet Capital Group, Inc. (a)                                         75,600
                                      7,500   Interwoven, Inc. (a)                                                    106,725
                                      5,100   JDA Software Group, Inc. (a)                                            105,366
                                      1,200   Keynote Systems, Inc. (a)                                                16,476
                                     21,200   Lawson Software, Inc. (a)                                               212,212
                                      9,800   Lionbridge Technologies, Inc. (a)                                        39,102
                                      8,400   LivePerson, Inc. (a)                                                     51,828
                                      5,500   MSC.Software Corp. (a)                                                   74,910
                                      8,600   Macrovision Corp. (a)                                                   211,818
                                      6,100   Magma Design Automation, Inc. (a)                                        85,827
                                      4,800   Manhattan Associates, Inc. (a)                                          131,568
                                      3,200   Mantech International Corp. Class A (a)                                 115,136
                                     13,900   Mentor Graphics Corp. (a)                                               209,890
                                      3,700   Mercury Computer Systems, Inc. (a)                                       38,036
                                      1,600   MicroStrategy, Inc. Class A (a)                                         126,944
                                      6,800   Micros Systems, Inc. (a)                                                442,476
                                      5,200   Ness Technologies, Inc. (a)                                              56,784
                                     21,800   Nuance Communications, Inc. (a)                                         420,958
                                      5,400   Omniture, Inc. (a)                                                      163,728
                                     23,600   On2 Technologies, Inc. (a)                                               27,376
                                      7,800   OpenTV Corp. (a)                                                         11,544
                                     13,500   Openwave Systems, Inc.                                                   59,130
                                      3,500   PDF Solutions, Inc. (a)                                                  34,580
                                      6,100   Packeteer, Inc. (a)                                                      46,360
                                     19,520   Parametric Technology Corp. (a)                                         340,038
                                        500   Pegasystems, Inc.                                                         5,950
                                      7,200   Progress Software Corp. (a)                                             218,160
                                        700   QAD, Inc.                                                                 6,062
                                     11,100   Quest Software, Inc. (a)                                                190,476
                                     16,600   RealNetworks, Inc. (a)                                                  112,548
                                      2,700   RightNow Technologies, Inc. (a)                                          43,443
                                      4,450   SAVVIS, Inc. (a)                                                        172,571
                                      2,100   SI International, Inc. (a)                                               59,997
                                      3,000   SPSS, Inc. (a)                                                          123,420
                                      6,700   SRA International, Inc. Class A (a)                                     188,136
                                      5,100   SYKES Enterprises, Inc. (a)                                              84,711
                                      1,700   SYNNEX Corp. (a)                                                         34,952
                                     14,200   Sapient Corp. (a)                                                        95,282
                                      4,400   Sigma Designs, Inc. (a)                                                 212,256
                                      6,000   Smith Micro Software, Inc. (a)                                           96,360

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      3,200   Solera Holdings, Inc. (a)                                         $      57,568
                                     10,500   SonicWALL, Inc. (a)                                                      91,665
                                     14,700   Sourceforge, Inc. (a)                                                    36,015
                                        300   Stanley, Inc. (a)                                                         8,265
                                     14,900   Sybase, Inc. (a)                                                        344,637
                                      2,400   Synchronoss Technologies, Inc. (a)                                      100,944
                                      1,400   Syntel, Inc.                                                             58,212
                                      2,700   Taleo Corp. Class A (a)                                                  68,607
                                        100   TechTarget, Inc. (a)                                                      1,690
                                      7,400   The TriZetto Group, Inc. (a)                                            129,574
                                      6,900   Tyler Technologies, Inc. (a)                                             92,115
                                      4,200   Ultimate Software Group, Inc. (a)                                       146,580
                                        600   Unica Corp. (a)                                                           6,738
                                      5,000   VASCO Data Security International, Inc. (a)                             176,250
                                      5,200   Vignette Corp. (a)                                                      104,364
                                      4,300   Visual Sciences, Inc. (a)                                                62,092
                                      7,600   Websense, Inc. (a)                                                      149,948
                                     12,700   Wind River Systems, Inc. (a)                                            149,479
                                      8,100   Zoran Corp. (a)                                                         163,620
                                                                                                                -------------
                                                                                                                   11,811,552
-----------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.1%           19,500   Adaptec, Inc. (a)                                                        74,490
                                      6,200   Advanced Analogic Technologies, Inc. (a)                                 65,968
                                      7,300   Cray, Inc. (a)                                                           52,560
                                     13,900   Emulex Corp. (a)                                                        266,463
                                      6,300   FalconStor Software, Inc. (a)                                            75,915
                                     49,900   Gateway, Inc. (a)                                                        93,812
                                      4,500   Hutchinson Technology, Inc. (a)                                         110,700
                                      5,700   Imation Corp.                                                           139,821
                                      5,500   Immersion Corp. (a)                                                      90,090
                                      9,000   Intermec, Inc. (a)                                                      235,080
                                        300   Isilon Systems, Inc. (a)                                                  2,310
                                     16,800   Palm, Inc. (a)                                                          273,336
                                     14,200   Perot Systems Corp. Class A (a)                                         240,122
                                     31,900   Quantum Corp. (a)                                                       108,460
                                      4,900   Rackable Systems, Inc. (a)                                               63,553
                                      4,400   Radiant Systems, Inc. (a)                                                69,652
                                      3,700   Radisys Corp. (a)                                                        46,065
                                      2,300   Rimage Corp. (a)                                                         51,612
                                      7,700   STEC, Inc. (a)                                                           58,751
                                     19,700   Safeguard Scientifics, Inc. (a)                                          45,113
                                        400   Silicon Graphics, Inc. (a)                                                7,836
                                      3,600   Stratasys, Inc. (a)                                                      99,216
                                      4,400   Synaptics, Inc. (a)                                                     210,144
                                     10,000   Trident Microsystems, Inc. (a)                                          158,900
                                                                                                                -------------
                                                                                                                    2,639,969
-----------------------------------------------------------------------------------------------------------------------------
Construction - 0.5%                   2,163   Brookfield Homes Corp.                                                   40,124
                                     10,400   EMCOR Group, Inc. (a)                                                   326,144
                                      5,900   Granite Construction, Inc.                                              312,818
                                      2,800   Great Lakes Dredge & Dock Corp. (a)                                      24,528

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      4,100   Perini Corp. (a)                                                  $     229,313
                                      4,700   Washington Group International, Inc. (a)                                412,707
                                                                                                                -------------
                                                                                                                    1,345,634
-----------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.7%          24,600   CNET Networks, Inc. (a)                                                 183,270
                                      3,000   DTS, Inc. (a)                                                            91,110
                                     20,100   EarthLink, Inc. (a)                                                     159,192
                                        100   Glu Mobile, Inc. (a)                                                        907
                                      5,500   InfoSpace, Inc.                                                          96,580
                                      6,810   Internap Network Services Corp. (a)                                      96,498
                                      8,200   Ipass, Inc. (a)                                                          34,440
                                      3,100   LoJack Corp. (a)                                                         58,776
                                      6,300   Midway Games, Inc. (a)                                                   27,468
                                      6,400   NIC, Inc.                                                                44,416
                                      7,600   NetFlix, Inc. (a)                                                       157,472
                                      4,500   Sohu.com, Inc. (a)                                                      169,695
                                     10,900   THQ, Inc. (a)                                                           272,282
                                     11,900   Take-Two Interactive Software, Inc. (a)                                 203,252
                                     10,900   United Online, Inc.                                                     163,609
                                      2,300   Universal Electronics, Inc. (a)                                          74,750
                                                                                                                -------------
                                                                                                                    1,833,717
-----------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.6%              9,000   American Greetings Corp. Class A                                        237,600
                                      4,500   Blyth, Inc.                                                              92,025
                                      1,300   CSS Industries, Inc.                                                     46,761
                                      2,700   Citi Trends, Inc. (a)                                                    58,752
                                      2,700   Mannatech, Inc.                                                          21,870
                                      5,100   Matthews International Corp. Class A                                    223,380
                                      5,800   Nautilus, Inc.                                                           46,226
                                      4,000   Oakley, Inc.                                                            116,120
                                      9,200   Playtex Products, Inc. (a)                                              168,176
                                      3,400   RC2 Corp. (a)                                                            94,146
                                      6,400   Spectrum Brands, Inc. (a)                                                37,120
                                      6,100   The Topps Co., Inc.                                                      59,109
                                     10,600   Tupperware Corp.                                                        333,794
                                      1,600   USANA Health Sciences, Inc. (a)                                          70,000
                                                                                                                -------------
                                                                                                                    1,605,079
-----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:              11,500   AptarGroup, Inc.                                                        435,505
Metals & Glass - 0.4%                 5,400   Greif, Inc.                                                             327,672
                                      6,200   Mobile Mini, Inc. (a)                                                   149,792
                                      4,000   Silgan Holdings, Inc.                                                   215,000
                                                                                                                -------------
                                                                                                                    1,127,969
-----------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:               1,000   AEP Industries, Inc. (a)                                                 42,340
Paper & Plastic - 0.1%               11,200   Graphic Packaging Corp. (a)                                              50,624
                                      4,700   Myers Industries, Inc.                                                   93,154
                                                                                                                -------------
                                                                                                                      186,118
-----------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                         6,200   Mueller Industries, Inc.                                                224,068
-----------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                      4,600   Elizabeth Arden, Inc. (a)                                               124,016
                                      4,600   Helen of Troy Ltd. (a)                                                   88,826
                                        800   Inter Parfums, Inc.                                                      18,936


Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      9,600   Nu Skin Enterprises, Inc. Class A                                 $     155,136
                                     31,991   Revlon, Inc. Class A (a)                                                 36,790
                                                                                                                -------------
                                                                                                                      423,704
-----------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services          200   ACA Capital Holdings, Inc. (a)                                            1,218
- 0.5%                                  800   Clayton Holdings, Inc. (a)                                                6,408
                                        900   Enstar Group Ltd. (a)                                                   114,075
                                      7,500   Euronet Worldwide, Inc. (a)                                             223,275
                                      2,100   Evercore Partners, Inc. Class A                                          55,209
                                      9,800   F.N.B. Corp.                                                            162,092
                                      1,350   FCStone Group, Inc. (a)                                                  43,565
                                      8,550   Freedom Acquisition Holdings, Inc. (a)                                   96,188
                                      3,100   Greenhill & Co., Inc.                                                   189,255
                                      3,100   Huron Consulting Group, Inc. (a)                                        225,122
                                      2,400   Information Services Group, Inc. (a)                                     18,360
                                      7,300   Interactive Brokers Group, Inc. Class A (a)                             191,698
                                      3,400   Marathon Acquisition Corp. (a)                                           26,826
                                        300   Oritani Financial Corp. (a)                                               4,752
                                                                                                                -------------
                                                                                                                    1,358,043
-----------------------------------------------------------------------------------------------------------------------------
Diversified Materials &               7,500   Acuity Brands, Inc.                                                     378,600
Processing - 0.8%                     6,800   Barnes Group, Inc.                                                      217,056
                                      7,900   Brady Corp.                                                             283,452
                                      9,000   Clarcor, Inc.                                                           307,890
                                     15,400   Hexcel Corp. (a)                                                        349,734
                                      2,300   Koppers Holdings, Inc.                                                   88,803
                                     12,000   Olin Corp.                                                              268,560
                                      5,100   Tredegar Corp.                                                           87,975
                                      1,100   Valhi, Inc.                                                              26,125
                                                                                                                -------------
                                                                                                                    2,008,195
-----------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains           8,800   Casey's General Stores, Inc.                                            243,760
- 0.5%                                3,200   The Great Atlantic & Pacific Tea Co., Inc. (a)                           97,472
                                      2,100   Ingles Markets, Inc. Class A                                             60,186
                                      5,400   Longs Drug Stores Corp.                                                 268,218
                                      2,500   Nash Finch Co.                                                           99,575
                                      7,000   Pathmark Stores, Inc. (a)                                                89,250
                                      6,800   Ruddick Corp.                                                           228,072
                                      3,500   Spartan Stores, Inc.                                                     78,855
                                        400   Village Super Market, Inc. Class A                                       20,800
                                      2,000   Weis Markets, Inc.                                                       85,380
                                      5,000   Winn-Dixie Stores, Inc. (a)                                              93,600
                                                                                                                -------------
                                                                                                                    1,365,168
-----------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.5%        5,400   Adams Respiratory Therapeutics, Inc. (a)                                208,116
                                        200   Affymax, Inc. (a)                                                         5,412
                                      7,100   Akorn, Inc. (a)                                                          53,179
                                      1,500   Alexza Pharmaceuticals, Inc. (a)                                         12,990
                                     15,700   Alkermes, Inc. (a)                                                      288,880
                                      7,100   Alpharma, Inc. Class A                                                  151,656
                                      3,500   Auxilium Pharmaceuticals, Inc. (a)                                       73,780
                                      5,800   Beijing Med-Pharm Corp. (a)                                              67,570
                                      3,100   Bentley Pharmaceuticals, Inc. (a)                                        38,688
                                     15,600   BioMarin Pharmaceuticals, Inc. (a)                                      388,440

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      2,100   Bradley Pharmaceuticals, Inc. (a)                                 $      38,220
                                      9,700   CV Therapeutics, Inc. (a)                                                87,106
                                      1,400   Cadence Pharmaceuticals, Inc. (a)                                        19,600
                                        700   Caraco Pharmaceutical Laboratories Ltd. (a)                              10,675
                                      3,100   Chattem, Inc. (a)                                                       218,612
                                     13,000   CytRx Corp. (a)                                                          44,460
                                     13,600   Dendreon Corp. (a)                                                      104,584
                                      9,600   Durect Corp. (a)                                                         52,608
                                        100   Emergent Biosolutions, Inc. (a)                                             888
                                      4,800   Enzo Biochem, Inc. (a)                                                   54,480
                                      1,900   GTx, Inc. (a)                                                            30,932
                                     12,100   Indevus Pharmaceuticals, Inc. (a)                                        83,611
                                     13,400   Isis Pharmaceuticals, Inc. (a)                                          200,598
                                      8,000   Javelin Pharmaceuticals, Inc. (a)                                        40,160
                                      5,800   KV Pharmaceutical Co. Class A (a)                                       165,880
                                     12,300   Ligand Pharmaceuticals, Inc. Class B                                     65,682
                                     13,000   MGI Pharma, Inc. (a)                                                    361,140
                                     20,500   Medarex, Inc. (a)                                                       290,280
                                      8,400   Medicines Co. (a)                                                       149,604
                                      9,100   Medicis Pharmaceutical Corp. Class A                                    277,641
                                     14,900   Nektar Therapeutics (a)                                                 131,567
                                      4,200   Noven Pharmaceuticals, Inc. (a)                                          66,906
                                        500   Obagi Medical Products, Inc. (a)                                          9,235
                                      8,920   Onyx Pharmaceuticals, Inc. (a)                                          388,198
                                      6,200   Pain Therapeutics, Inc. (a)                                              57,970
                                      5,800   Par Pharmaceutical Cos., Inc. (a)                                       107,648
                                      5,000   Penwest Pharmaceuticals Co. (a)                                          55,050
                                     13,600   Perrigo Co.                                                             290,360
                                      4,200   Pharmion Corp. (a)                                                      193,788
                                      4,300   Pozen, Inc. (a)                                                          47,558
                                      4,700   Quidel Corp. (a)                                                         91,932
                                      9,500   Regeneron Pharmaceuticals, Inc. (a)                                     169,100
                                      8,200   Salix Pharmaceuticals Ltd. (a)                                          101,844
                                     11,200   Santarus, Inc. (a)                                                       29,680
                                      5,700   Sciele Pharma, Inc. (a)                                                 148,314
                                      2,900   Somaxon Pharmaceuticals, Inc. (a)                                        29,493
                                      8,700   SuperGen, Inc. (a)                                                       37,758
                                        600   Trubion Pharmaceuticals, Inc. (a)                                         7,278
                                      3,400   United Therapeutics Corp. (a)                                           226,236
                                     15,500   Valeant Pharmaceuticals International                                   239,940
                                      6,200   Vivus, Inc. (a)                                                          30,752
                                      3,200   Xenoport, Inc. (a)                                                      150,560
                                                                                                                -------------
                                                                                                                    6,196,639
-----------------------------------------------------------------------------------------------------------------------------
Education Services - 0.5%             4,300   Bright Horizons Family Solutions, Inc. (a)                              184,212
                                      1,300   Capella Education Co. (a)                                                72,683
                                     15,100   Corinthian Colleges, Inc. (a)(c)                                        240,241
                                      9,800   DeVry, Inc.                                                             362,698
                                      1,200   Renaissance Learning, Inc.                                               14,508
                                      2,500   Strayer Education, Inc.                                                 421,575
                                      3,800   Universal Technical Institute, Inc. (a)                                  68,400
                                                                                                                -------------
                                                                                                                    1,364,317
-----------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%      11,300   Benchmark Electronics, Inc. (a)                                   $     269,731
                                      1,700   Coleman Cable, Inc. (a)                                                  23,528
                                      2,600   OSI Systems, Inc. (a)                                                    58,526
                                      7,500   Plexus Corp. (a)                                                        205,500
                                      7,300   TTM Technologies, Inc. (a)                                               84,461
                                      4,000   Universal Display Corp. (a)                                              70,880
                                                                                                                -------------
                                                                                                                      712,626
-----------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                3,300   A.O. Smith Corp.                                                        144,804
Components - 0.9%                     1,400   AZZ Inc. (a)                                                             48,944
                                      5,700   American Superconductor Corp. (a)                                       116,736
                                      7,470   Baldor Electric Co.                                                     298,427
                                      5,800   CTS Corp.                                                                74,820
                                      4,000   Cohu, Inc.                                                               75,000
                                      3,100   Franklin Electric Co., Inc.                                             127,441
                                      4,400   Genlyte Group, Inc. (a)                                                 282,744
                                      3,900   Littelfuse, Inc. (a)                                                    139,191
                                      7,400   MKS Instruments, Inc. (a)                                               140,748
                                      1,300   Powell Industries, Inc. (a)                                              49,257
                                     12,200   Power-One, Inc. (a)                                                      62,220
                                      4,500   Sonic Solutions, Inc. (a)                                                47,115
                                     10,800   Taser International, Inc. (a)                                           169,236
                                      6,600   Technitrol, Inc.                                                        177,870
                                      2,800   Triumph Group, Inc.                                                     228,788
                                                                                                                -------------
                                                                                                                    2,183,341
-----------------------------------------------------------------------------------------------------------------------------
Electrical: Household                   800   National Presto Industries, Inc.                                         42,400
Appliance - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Electronics - 0.7%                    5,400   Agilysys, Inc.                                                           91,260
                                      7,900   Arrowhead Research Corp. (a)                                             39,895
                                      7,400   Avid Technology, Inc. (a)                                               200,392
                                      5,200   Daktronics, Inc.                                                        141,544
                                     11,400   Flir Systems, Inc. (a)                                                  631,446
                                      3,900   II-VI, Inc. (a)                                                         134,667
                                     20,700   MRV Communications, Inc. (a)                                             51,336
                                      6,400   Methode Electronics, Inc.                                                96,320
                                      1,400   Multi-Fineline Electronix, Inc. (a)                                      20,762
                                      3,500   Park Electrochemical Corp.                                              117,530
                                     11,800   Semtech Corp. (a)                                                       241,664
                                      2,100   Supertex, Inc. (a)                                                       83,748
                                                                                                                -------------
                                                                                                                    1,850,564
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments,             1,800   Faro Technologies, Inc. (a)                                              79,470
Gauges & Meters - 0.3%                4,890   Itron, Inc. (a)                                                         455,112
                                      3,100   Measurement Specialties, Inc. (a)                                        86,490
                                        700   OYO Geospace Corp. (a)                                                   64,897
                                      2,700   Zygo Corp. (a)                                                           35,181
                                                                                                                -------------
                                                                                                                      721,150
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Medical                  1,900   Accuray, Inc. (a)                                                        33,174
Systems - 1.1%                       11,200   Affymetrix, Inc. (a)                                                    284,144
                                      2,400   Analogic Corp.                                                          153,024
                                      2,700   Aspect Medical Systems, Inc. (a)                                         36,639
                                      8,700   Bruker BioSciences Corp. (a)                                             76,560

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      1,700   Cynosure, Inc. Class A (a)                                        $      62,730
                                      2,300   Datascope Corp.                                                          77,763
                                      8,600   eResearch Technology, Inc. (a)                                           97,954
                                      3,600   Greatbatch, Inc. (a)                                                     95,724
                                      4,300   Haemonetics Corp. (a)                                                   212,506
                                      8,750   Hologic, Inc. (a)                                                       533,750
                                      8,707   Illumina, Inc. (a)                                                      451,719
                                      5,600   Luminex Corp. (a)                                                        84,448
                                     10,600   Minrad International, Inc. (a)                                           50,774
                                      4,600   Natus Medical, Inc. (a)                                                  73,324
                                      3,300   NxStage Medical, Inc. (a)                                                47,817
                                      2,800   Quality Systems, Inc.                                                   102,564
                                      2,900   Sirona Dental Systems, Inc. (a)                                         103,443
                                        900   Tomotherapy, Inc. (a)                                                    20,907
                                      2,300   Visicu, Inc. (a)                                                         17,434
                                      3,400   Zoll Medical Corp. (a)                                                   88,128
                                                                                                                -------------
                                                                                                                    2,704,526
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/         9,000   AMIS Holdings, Inc. (a)                                                  87,390
Components - 2.0%                     4,500   Actel Corp. (a)                                                          48,285
                                     17,000   Amkor Technology, Inc. (a)                                              195,840
                                      9,600   Anadigics, Inc. (a)                                                     173,568
                                     51,800   Applied Micro Circuits Corp. (a)                                        163,688
                                        400   Cavium Networks, Inc. (a)                                                13,000
                                     14,400   Cirrus Logic, Inc. (a)                                                   92,160
                                     79,800   Conexant Systems, Inc. (a)                                               95,760
                                      5,300   DSP Group, Inc. (a)                                                      83,899
                                      4,800   Diodes, Inc. (a)                                                        154,080
                                      5,900   Exar Corp. (a)                                                           77,054
                                      2,300   Excel Technology, Inc. (a)                                               57,385
                                      7,800   Formfactor, Inc. (a)                                                    346,086
                                      6,200   Genesis Microchip, Inc. (a)                                              48,608
                                      2,300   Hittite Microwave Corp. (a)                                             101,545
                                        900   IPG Photonics Corp. (a)                                                  17,694
                                      4,200   IXYS Corp. (a)                                                           43,806
                                     19,900   Lattice Semiconductor Corp. (a)                                          89,351
                                      7,100   MIPS Technologies, Inc. (a)                                              56,090
                                      9,000   Micrel, Inc.                                                             97,200
                                     12,400   Microsemi Corp. (a)                                                     345,712
                                      8,700   Microtune, Inc. (a)                                                      52,374
                                      3,600   Monolithic Power Systems, Inc. (a)                                       91,440
                                      2,800   Netlogic Microsystems, Inc. (a)                                         101,108
                                     37,900   ON Semiconductor Corp. (a)                                              476,024
                                      8,900   Omnivision Technologies, Inc. (a)                                       202,297
                                      4,400   PLX Technology, Inc. (a)                                                 47,520
                                     32,300   PMC-Sierra, Inc. (a)                                                    270,997
                                      4,200   Pericom Semiconductor Corp. (a)                                          49,224
                                     31,600   RF Micro Devices, Inc. (a)                                              212,668
                                      8,600   SiRF Technology Holdings, Inc. (a)                                      183,610
                                     14,300   Silicon Image, Inc. (a)                                                  73,645
                                     15,400   Silicon Storage Technology, Inc. (a)                                     49,588
                                     26,000   Skyworks Solutions, Inc. (a)                                            235,040

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                     13,000   Spansion LLC Class A (a)                                          $     109,850
                                     12,300   Syntax-Brillian Corp. (a)                                                50,061
                                      3,500   Techwell, Inc. (a)                                                       37,170
                                      7,800   Tessera Technologies, Inc. (a)                                          292,500
                                     24,400   TriQuint Semiconductor, Inc. (a)                                        119,804
                                      3,300   Volterra Semiconductor Corp. (a)                                         40,524
                                                                                                                -------------
                                                                                                                    5,083,645
-----------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.6%        2,200   3D Systems Corp. (a)                                                     51,964
                                      4,600   Acacia Research - Acacia Technologies (a)                                67,528
                                      1,500   American Science & Engineering, Inc.                                     93,990
                                      6,900   Checkpoint Systems, Inc. (a)                                            182,091
                                      7,100   Cogent, Inc. (a)                                                        111,328
                                      5,200   Coherent, Inc. (a)                                                      166,816
                                      2,500   Cubic Corp.                                                             105,425
                                      2,900   EDO Corp.                                                               162,429
                                      1,300   Eagle Test Systems, Inc. (a)                                             16,666
                                      3,300   Gerber Scientific, Inc. (a)                                              35,805
                                     11,600   ION Geophysical Corp. (a)                                               160,428
                                      2,100   Innovative Solutions & Support, Inc. (a)                                 39,837
                                      5,200   Ionatron, Inc. (a)                                                       17,836
                                     13,700   Kemet Corp. (a)                                                         100,695
                                      4,200   ScanSource, Inc. (a)                                                    118,062
                                      7,000   Smart Modular Technologies WWH, Inc. (a)                                 50,050
                                                                                                                -------------
                                                                                                                    1,480,950
-----------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.6%           2,100   Alon USA Energy, Inc.                                                    70,938
                                      4,930   Aventine Renewable Energy Holdings, Inc. (a)                             52,110
                                      3,300   Clean Energy Fluels Corp. (a)                                            49,962
                                      5,600   Crosstex Energy, Inc.                                                   212,296
                                      1,600   Dawson Geophysical Co. (a)                                              124,016
                                        200   EnerNOC, Inc. (a)                                                         7,636
                                     12,500   Evergreen Energy, Inc. (a)                                               63,750
                                     14,400   Evergreen Solar, Inc. (a)                                               128,592
                                     10,800   FuelCell Energy, Inc. (a)                                                96,552
                                        567   GeoMet, Inc. (a)                                                          2,886
                                        720   MarkWest Hydrocarbon, Inc.                                               41,854
                                      4,500   Matrix Service Co. (a)                                                   94,275
                                      1,600   Ormat Technologies, Inc.                                                 74,144
                                      5,600   Pacific Ethanol, Inc. (a)                                                52,472
                                      6,200   Penn Virginia Corp.                                                     272,676
                                     32,700   Rentech, Inc. (a)                                                        70,632
                                                                                                                -------------
                                                                                                                    1,414,791
-----------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting             6,800   Aecom Technology Corp. (a)                                              237,524
Services - 0.5%                       2,300   Cal Dive International, Inc. (a)                                         34,500
                                      2,800   Clean Harbors, Inc. (a)                                                 124,656
                                      6,700   Dycom Industries, Inc. (a)                                              205,221
                                      4,000   ENGlobal Corp. (a)                                                       45,640
                                      2,100   Integrated Electrical Services, Inc. (a)                                 53,781
                                      2,200   Layne Christensen Co. (a)                                               122,056


Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      1,700   Michael Baker Corp. (a)                                           $      83,317
                                     14,940   SAIC, Inc. (a)                                                          286,699
                                                                                                                -------------
                                                                                                                    1,193,394
-----------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                  2,200   Carmike Cinemas, Inc.                                                    40,414
                                      3,200   Cinemark Holdings, Inc.                                                  59,392
                                      6,700   Gaylord Entertainment Co. (a)                                           356,574
                                     10,700   Live Nation, Inc. (a)                                                   227,375
                                      3,600   Lodgenet Entertainment Corp. (a)                                         91,296
                                      2,300   Speedway Motorsports, Inc.                                               85,100
                                                                                                                -------------
                                                                                                                      860,151
-----------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.2%                   15,100   Terra Industries, Inc. (a)                                              472,026
-----------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.3%              3,641   Accredited Home Lenders Holding Co. (a)                                  42,490
                                      2,100   Asta Funding, Inc.                                                       80,472
                                        878   Credit Acceptance Corp. (a)                                              20,282
                                      4,000   Delta Financial Corp.                                                    19,640
                                      6,300   International Securities Exchange, Inc.                                 418,761
                                      3,100   MVC Capital, Inc.                                                        57,443
                                      1,000   NewStar Financial, Inc. (a)                                              11,240
                                      3,200   World Acceptance Corp. (a)                                              105,856
                                                                                                                -------------
                                                                                                                      756,184
-----------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%           10,900   Advance America, Cash Advance Centers, Inc.                             116,303
                                      2,200   Dollar Financial Corp. (a)                                               62,766
                                      3,900   Encore Capital Group, Inc. (a)                                           46,020
                                      2,100   Nelnet, Inc. Class A                                                     38,304
                                        300   QC Holdings, Inc.                                                         4,335
                                                                                                                -------------
                                                                                                                      267,728
-----------------------------------------------------------------------------------------------------------------------------
Financial Data Processing             3,400   Advent Software, Inc. (a)                                               159,698
Services & Systems - 0.7%             4,600   Authorize.Net Holdings, Inc. (a)                                         81,098
                                        600   Cass Information Systems, Inc.                                           21,462
                                      3,300   CompuCredit Corp. (a)                                                    71,643
                                      5,100   CyberSource Corp. (a)                                                    59,619
                                      9,000   Deluxe Corp.                                                            331,560
                                      4,900   eSpeed, Inc. Class A (a)                                                 41,797
                                      2,900   ExlService Holdings, Inc. (a)                                            61,654
                                      2,400   Heartland Payment Systems, Inc.                                          61,680
                                      9,400   Hypercom Corp. (a)                                                       42,488
                                     12,800   Jack Henry & Associates, Inc.                                           331,008
                                      5,600   Online Resources Corp. (a)                                               70,784
                                      4,200   TNS, Inc.                                                                67,452
                                      6,200   TradeStation Group, Inc. (a)                                             72,354
                                      6,500   Wright Express Corp. (a)                                                237,185
                                                                                                                -------------
                                                                                                                    1,711,482
-----------------------------------------------------------------------------------------------------------------------------
Financial Information Services        1,800   Bankrate, Inc. (a)                                                       83,016
- 0.3%                                9,980   INVESTools, Inc. (a)                                                    120,658
                                      5,900   Interactive Data Corp.                                                  166,380
                                      2,000   Morningstar, Inc. (a)                                                   122,800
                                     17,500   Move, Inc. (a)                                                           48,300
                                     11,000   S1 Corp. (a)                                                             99,550
                                      3,400   TheStreet.com, Inc.                                                      41,174
                                                                                                                -------------
                                                                                                                      681,878
-----------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.8%        5,700   Advanta Corp. Class B                                             $     156,294
                                      2,800   Asset Acceptance Capital Corp.                                           32,480
                                      5,100   Cash America International, Inc.                                        191,760
                                      1,900   Federal Agricultural Mortgage Corp. Class B                              55,784
                                      4,800   Financial Federal Corp.                                                 134,448
                                      4,900   First Cash Financial Services, Inc. (a)                                 114,758
                                      5,800   Global Cash Access, Inc. (a)                                             61,422
                                      2,800   LandAmerica Financial Group, Inc.                                       109,144
                                      2,800   Portfolio Recovery Associates, Inc.                                     148,596
                                      1,500   RAM Holdings Ltd. (a)                                                    13,950
                                      3,000   Sanders Morris Harris Group, Inc.                                        30,450
                                     10,600   Sotheby's Holdings, Inc. Class A                                        506,574
                                      3,260   Sterling Bancorp                                                         45,640
                                      2,800   Stewart Information Services Corp.                                       95,956
                                      2,100   Stifel Financial Corp. (a)                                              121,464
                                      1,900   Triad Guaranty, Inc. (a)                                                 36,043
                                      1,000   WSFS Financial Corp.                                                     62,400
                                        700   Wauwatosa Holdings, Inc. (a)                                             11,375
                                                                                                                -------------
                                                                                                                    1,928,538
-----------------------------------------------------------------------------------------------------------------------------
Foods - 1.0%                            300   American Dairy, Inc. (a)                                                  5,853
                                      3,100   Cal-Maine Foods, Inc.                                                    78,244
                                      6,900   Chiquita Brands International, Inc. (a)                                 109,227
                                     12,600   Flowers Foods, Inc.                                                     274,680
                                      3,700   Fresh Del Monte Produce, Inc.                                           106,375
                                      5,600   Hain Celestial Group, Inc. (a)                                          179,928
                                      2,300   J&J Snack Foods Corp.                                                    80,086
                                      5,100   Lance, Inc.                                                             117,402
                                      2,000   M&F Worldwide Corp. (a)                                                 100,380
                                        700   Maui Land & Pineapple Co., Inc. (a)                                      21,308
                                      5,800   Performance Food Group Co. (a)                                          174,754
                                      6,600   Pilgrim's Pride Corp.                                                   229,218
                                      4,400   Ralcorp Holdings, Inc. (a)                                              245,608
                                      3,000   Sanderson Farms, Inc.                                                   125,010
                                        100   Seaboard Corp.                                                          196,000
                                      8,100   Sensient Technologies Corp.                                             233,847
                                      5,843   Tootsie Roll Industries, Inc.                                           155,015
                                      5,100   TreeHouse Foods, Inc. (a)                                               137,955
                                                                                                                -------------
                                                                                                                    2,570,890
-----------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                1,800   Deltic Timber Corp.                                                     102,456
                                      2,700   Universal Forest Products, Inc.                                          80,730
                                                                                                                -------------
                                                                                                                      183,186
-----------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services        4,200   Ennis, Inc.                                                              92,568
- 0.1%                                2,500   Innerworkings, Inc. (a)                                                  43,075
                                      2,900   The Standard Register Co.                                                36,859
                                                                                                                -------------
                                                                                                                      172,502
-----------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries         18,300   Stewart Enterprises, Inc. Class A                                       139,446
- 0.1%
-----------------------------------------------------------------------------------------------------------------------------
Glass - 0.1%                          4,900   Apogee Enterprises, Inc.                                                127,106
-----------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                          48,700   Coeur d'Alene Mines Corp. (a)                                           184,573
                                      3,900   Royal Gold, Inc.                                                        127,725
                                                                                                                -------------
                                                                                                                      312,298
-----------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.5%         7,800   Assisted Living Concepts, Inc. (a)                                $      71,292
                                      4,300   Capital Senior Living Corp. (a)                                          36,206
                                        400   Emeritus Corp. (a)                                                       10,840
                                      4,880   Kindred Healthcare, Inc. (a)                                             87,401
                                      3,600   LCA-Vision, Inc.                                                        105,804
                                      1,400   MedCath Corp. (a)                                                        38,444
                                      1,100   National Healthcare Corp.                                                56,529
                                      8,800   Psychiatric Solutions, Inc. (a)                                         345,664
                                      2,100   Radiation Therapy Services, Inc. (a)                                     43,722
                                      4,000   Res-Care, Inc. (a)                                                       91,360
                                      4,900   Skilled Healthcare Group, Inc. Class A (a)                               77,175
                                      8,200   Sun Healthcare Group, Inc. (a)                                          137,022
                                      7,300   Sunrise Senior Living, Inc. (a)                                         258,201
                                                                                                                -------------
                                                                                                                    1,359,660
-----------------------------------------------------------------------------------------------------------------------------
Health Care Management                8,600   AMERIGROUP Corp. (a)                                                    296,528
Services - 0.7%                       8,300   Allscripts Healthcare Solutions, Inc. (a)                               224,349
                                      1,300   American Dental Partners, Inc. (a)                                       36,413
                                      5,200   Amsurg Corp. (a)                                                        119,964
                                      7,100   Centene Corp. (a)                                                       152,721
                                      1,600   Computer Programs & Systems, Inc.                                        42,176
                                      1,550   Corvel Corp. (a)                                                         35,836
                                      7,400   Eclipsys Corp. (a)                                                      172,568
                                      2,600   HMS Holdings Corp. (a)                                                   63,986
                                      6,500   HealthSpring, Inc. (a)                                                  126,750
                                      2,100   Molina Healthcare, Inc. (a)                                              76,167
                                      5,000   Omnicell, Inc. (a)                                                      142,700
                                      6,000   Phase Forward, Inc. (a)                                                 120,060
                                      2,500   Vital Images, Inc. (a)                                                   48,800
                                                                                                                -------------
                                                                                                                    1,659,018
-----------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.6%           6,000   Alliance Imaging, Inc. (a)                                               54,360
                                      4,233   Amedisys, Inc. (a)                                                      162,632
                                      7,100   Apria Healthcare Group, Inc. (a)                                        184,671
                                      1,800   Bio-Reference Labs, Inc. (a)                                             60,768
                                      1,100   Emergency Medical Services Corp. (a)                                     33,275
                                      4,700   Gentiva Health Services, Inc. (a)                                        90,287
                                      7,200   Healthcare Services Group, Inc.                                         145,944
                                     13,600   HealthSouth Corp. (a)                                                   238,136
                                      5,700   Healthways, Inc. (a)                                                    307,629
                                      6,800   Hythiam, Inc. (a)                                                        50,592
                                      2,200   LHC Group, Inc. (a)                                                      47,234
                                      3,700   Matria Healthcare, Inc. (a)                                              96,792
                                      2,500   Nighthawk Radiology Holdings, Inc. (a)                                   61,275
                                      6,100   Odyssey HealthCare, Inc. (a)                                             58,621
                                      1,786   PharMerica Corp. (a)                                                     26,647
                                                                                                                -------------
                                                                                                                    1,618,863
-----------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.1%                   5,800   Beazer Homes USA, Inc.                                                   47,850
                                      6,100   Hovnanian Enterprises, Inc. Class A (a)                                  67,649
                                      2,100   M/I Homes, Inc.                                                          29,169
                                      4,000   Meritage Homes Corp. (a)                                                 56,480


Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      9,400   Standard-Pacific Corp.                                            $      51,606
                                      5,900   WCI Communities, Inc. (a)                                                35,341
                                                                                                                -------------
                                                                                                                      288,095
-----------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                    3,100   Lodgian, Inc. (a)                                                        36,580
                                      3,400   Marcus Corp.                                                             65,280
                                      3,200   Morgans Hotel Group Co. (a)                                              69,600
                                                                                                                -------------
                                                                                                                      171,460
-----------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%          2,100   American Woodmark Corp.                                                  52,059
                                      5,000   Ethan Allen Interiors, Inc.                                             163,450
                                      7,900   Furniture Brands International, Inc.                                     80,106
                                      3,400   Haverty Furniture Cos., Inc.                                             29,818
                                      1,700   Hooker Furniture Corp.                                                   34,034
                                      8,400   La-Z-Boy, Inc.                                                           61,992
                                      1,700   Libbey, Inc.                                                             29,784
                                      2,000   Lifetime Brands, Inc.                                                    40,580
                                      5,800   Sealy Corp.                                                              81,432
                                      9,300   Select Comfort Corp. (a)                                                129,735
                                     12,714   Tempur-Pedic International, Inc.                                        454,526
                                                                                                                -------------
                                                                                                                    1,157,516
-----------------------------------------------------------------------------------------------------------------------------
Identification Control &              5,800   Advanced Energy Industries, Inc. (a)                                     87,580
Filter Devices - 0.5%                 8,400   Asyst Technologies, Inc. (a)                                             44,436
                                      2,300   Badger Meter, Inc.                                                       73,715
                                      4,200   ESCO Technologies, Inc. (a)                                             139,608
                                      1,375   The Gorman-Rupp Co.                                                      45,595
                                     10,498   L-1 Identity Solutions, Inc. (a)                                        197,887
                                      4,600   Mine Safety Appliances Co.                                              216,706
                                      2,300   Robbins & Myers, Inc.                                                   131,767
                                      2,400   Sun Hydraulics, Inc.                                                     76,320
                                      5,300   Veeco Instruments, Inc. (a)                                             102,714
                                      3,200   Vicor Corp.                                                              38,784
                                      4,900   Watts Water Technologies, Inc. Class A                                  150,430
                                      4,500   X-Rite, Inc.                                                             64,980
                                                                                                                -------------
                                                                                                                    1,370,522
-----------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.1%            4,800   Smith & Wesson Holding Corp. (a)                                         91,632
                                      2,700   TAL International Group, Inc.                                            67,689
                                                                                                                -------------
                                                                                                                      159,321
-----------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                9,800   American Equity Investment Life Holding Co.                             104,370
                                      2,200   Citizens, Inc. (a)                                                       16,830
                                      7,250   Delphi Financial Group, Inc. Class A                                    293,045
                                      1,500   Great American Financial Resources, Inc.                                 36,780
                                        300   Kansas City Life Insurance Co.                                           13,170
                                        400   National Western Life Insurance Co. Class A                             102,384
                                     18,600   The Phoenix Cos., Inc.                                                  262,446
                                      3,500   Presidential Life Corp.                                                  59,360
                                      7,800   Scottish Re Group Ltd. (a)                                               24,882
                                      6,400   Universal American Financial Corp. (a)                                  145,984
                                                                                                                -------------
                                                                                                                    1,059,251
-----------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 1.1%          5,300   Alfa Corp.                                                               96,354
                                     10,200   Assured Guaranty Ltd.                                                   277,134
                                      2,000   CNA Surety Corp. (a)                                                     35,260

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      5,200   Crawford & Co. Class B (a)                                        $      33,072
                                      3,000   eHealth, Inc. (a)                                                        83,100
                                      1,000   EMC Insurance Group, Inc.                                                25,990
                                      2,300   FBL Financial Group, Inc. Class A                                        90,827
                                        400   Flagstone Reinsurance Holdings Ltd.                                       5,316
                                      4,800   HealthExtras, Inc. (a)                                                  133,584
                                      6,000   Hilb Rogal & Hobbs Co.                                                  259,980
                                      7,500   Horace Mann Educators Corp.                                             147,825
                                     10,700   Max Capital Group Ltd.                                                  300,028
                                      4,300   Meadowbrook Insurance Group, Inc. (a)                                    38,743
                                     16,900   Montpelier Re Holdings Ltd.                                             299,130
                                      1,900   Pico Holdings, Inc. (a)                                                  78,945
                                      9,100   Platinum Underwriters Holdings Ltd.                                     327,236
                                      5,400   Primus Guaranty Ltd. (a)                                                 56,808
                                      4,500   Security Capital Assurance Ltd.                                         102,780
                                      6,050   Zenith National Insurance Corp.                                         271,585
                                                                                                                -------------
                                                                                                                    2,663,697
-----------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty          1,800   American Physicians Capital, Inc.                                        70,128
- 1.5%                                4,100   Amerisafe, Inc. (a)                                                      67,814
                                      3,000   Amtrust Financial Services, Inc.                                         45,510
                                      4,066   Argo Group International Holdings Ltd. (a)                              176,912
                                     15,200   Aspen Insurance Holdings Ltd.                                           424,232
                                      2,000   Baldwin & Lyons, Inc. Class B                                            54,620
                                      9,400   Commerce Group, Inc.                                                    277,018
                                      1,200   Darwin Professional Underwriters, Inc. (a)                               25,920
                                      1,600   Donegal Group, Inc. Class A                                              25,888
                                      8,710   Employers Holdings, Inc.                                                179,513
                                      1,800   FPIC Insurance Group, Inc. (a)                                           77,490
                                      2,800   First Acceptance Corp. (a)                                               14,140
                                      3,100   First Mercury Financial Corp. (a)                                        66,681
                                     11,000   Fremont General Corp.                                                    42,900
                                        500   Greenlight Capital Re Ltd. (a)                                           10,140
                                      2,400   Harleysville Group, Inc.                                                 76,752
                                      9,600   IPC Holdings, Ltd.                                                      276,960
                                      3,200   Infinity Property & Casualty Corp.                                      128,704
                                      1,500   James River Group, Inc.                                                  48,600
                                      1,600   The Midland Co.                                                          87,936
                                        900   NYMAGIC, Inc.                                                            25,029
                                      1,700   National Interstate Corp.                                                52,343
                                      2,100   Navigators Group, Inc. (a)                                              113,925
                                      4,100   Odyssey Re Holdings Corp.                                               152,151
                                      6,900   PMA Capital Corp. Class A (a)                                            65,550
                                      5,500   ProAssurance Corp. (a)                                                  296,285
                                      3,400   RLI Corp.                                                               192,848
                                      2,500   Safety Insurance Group, Inc.                                             89,850
                                      4,700   SeaBright Insurance Holdings, Inc. (a)                                   80,229
                                      9,600   Selective Insurance Group, Inc.                                         204,288
                                      2,300   State Auto Financial Corp.                                               67,275
                                      4,000   Tower Group, Inc.                                                       104,720


Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      3,000   United America Indemnity, Ltd. (a)                                $      64,530
                                      3,600   United Fire & Casualty Co.                                              140,724
                                                                                                                -------------
                                                                                                                    3,827,605
-----------------------------------------------------------------------------------------------------------------------------
Investment Management Companies      17,376   Apollo Investment Corp.                                                 361,421
- 0.8%                               11,332   Ares Capital Corp.                                                      184,372
                                      4,100   Calamos Asset Management, Inc. Class A                                  115,743
                                        400   Capital Southwest Corp.                                                  49,104
                                      2,400   Cohen & Steers, Inc.                                                     88,872
                                      3,500   Cowen Group, Inc. (a)                                                    48,370
                                      2,600   Epoch Holding Corp. (a)                                                  36,452
                                      1,000   GAMCO Investors, Inc. Class A                                            54,800
                                      2,200   Kohlberg Capital Corp.                                                   33,132
                                     10,000   MCG Capital Corp.                                                       143,900
                                      3,100   NGP Capital Resources Co.                                                50,313
                                      6,100   National Financial Partners Corp.                                       323,178
                                      5,400   NexCen Brands, Inc. (a)                                                  36,288
                                      2,600   Technology Investment Capital Corp.                                      34,762
                                      2,600   U.S. Global Investors, Inc.                                              49,400
                                      1,400   WP Stewart & Co. Ltd.                                                    13,888
                                     13,700   Waddell & Reed Financial, Inc. Class A                                  370,311
                                                                                                                -------------
                                                                                                                    1,994,306
-----------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.1%   7,600   Fossil, Inc. (a)                                                        283,936
                                      2,800   Movado Group, Inc.                                                       89,376
                                                                                                                -------------
                                                                                                                      373,312
-----------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.5%                  11,700   Callaway Golf Co.                                                       187,317
                                      4,700   Great Wolf Resorts, Inc. (a)                                             58,092
                                      5,200   Life Time Fitness, Inc. (a)                                             318,968
                                      5,700   Premier Exhibitions, Inc. (a)                                            85,956
                                     11,500   Six Flags, Inc. (a)                                                      39,790
                                      1,300   Steinway Musical Instruments, Inc.                                       38,506
                                      2,500   Sturm Ruger & Co., Inc. (a)                                              44,775
                                      1,800   Town Sports International Holdings, Inc. (a)                             27,378
                                      5,100   Vail Resorts, Inc. (a)                                                  317,679
                                      2,500   West Marine, Inc. (a)                                                    28,875
                                                                                                                -------------
                                                                                                                    1,147,336
-----------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.0%                  1,300   Hurco Companies, Inc. (a)                                                70,278
-----------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%        7,850   Applied Industrial Technologies, Inc.                                   242,016
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%        1,850   Gehl Co. (a)                                                             41,311
                                      2,000   Lindsay Manufacturing Co.                                                87,560
                                                                                                                -------------
                                                                                                                      128,871
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling    3,700   ASV, Inc. (a)                                                            51,911
- 0.1%                                3,000   Astec Industries, Inc. (a)                                              172,350
                                        900   NACCO Industries, Inc. Class A                                           93,132
                                                                                                                -------------
                                                                                                                      317,393
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%             8,100   Briggs & Stratton Corp.                                                 203,958
                                      3,200   Raser Techonologies, Inc. (a)                                            41,248
                                                                                                                -------------
                                                                                                                      245,206
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty       4,500   Actuant Corp. Class A                                                   292,365
- 0.7%                                  600   Altra Holdings, Inc. (a)                                                 10,002

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      1,300   Chart Industries, Inc. (a)                                        $      41,808
                                      3,100   Columbus McKinnon Corp. (a)                                              77,159
                                      3,500   EnPro Industries, Inc. (a)                                              142,100
                                      2,300   Hardinge, Inc.                                                           80,109
                                      2,400   Kadant, Inc. (a)                                                         67,200
                                      2,200   Middleby Corp. (a)                                                      141,988
                                      5,200   Nordson Corp.                                                           261,092
                                      2,900   Tecumseh Products Co. Class A (a)                                        55,825
                                      2,800   Tennant Co.                                                             136,360
                                        900   Twin Disc, Inc.                                                          52,380
                                      4,900   Woodward Governor Co.                                                   305,760
                                                                                                                -------------
                                                                                                                    1,664,148
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment         4,800   Allis-Chalmers Energy, Inc. (a)                                          90,912
& Services - 1.5%                     5,800   Basic Energy Services, Inc. (a)                                         121,916
                                      3,350   CARBO Ceramics, Inc.                                                    169,946
                                      6,100   Complete Production Services, Inc. (a)                                  124,928
                                      3,800   Dril-Quip, Inc. (a)                                                     187,530
                                      9,807   Exterran Holdings, Inc. (a)                                             787,894
                                      3,400   Flotek Industries, Inc. (a)                                             150,110
                                      2,100   Gulf Island Fabrication, Inc.                                            80,619
                                      4,500   Horizon Offshore, Inc. (a)                                               74,250
                                      4,200   Hornbeck Offshore Services, Inc. (a)                                    154,140
                                      2,400   Lufkin Industries, Inc.                                                 132,048
                                      2,800   NATCO Group, Inc. Class A (a)                                           144,900
                                     15,600   Newpark Resources, Inc. (a)                                              83,616
                                      8,000   Oil States International, Inc. (a)                                      386,400
                                     18,900   Parker Drilling Co. (a)                                                 153,468
                                      5,625   RPC, Inc.                                                                79,931
                                      6,300   Sulphco, Inc. (a)                                                        55,440
                                        800   Superior Offshore International, Inc. (a)                                 9,000
                                      2,200   Superior Well Services, Inc. (a)                                         50,006
                                        300   T-3 Energy Services, Inc. (a)                                            12,792
                                      1,900   Trico Marine Services, Inc. (a)                                          56,620
                                      1,900   Union Drilling, Inc. (a)                                                 27,702
                                      5,200   W-H Energy Services, Inc. (a)                                           383,500
                                      4,800   Willbros Group, Inc. (a)                                                163,200
                                                                                                                -------------
                                                                                                                    3,680,868
-----------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.3%           5,850   Bucyrus International, Inc.                                             426,641
                                      1,900   Cascade Corp.                                                           123,823
                                      4,600   Flow International Corp. (a)                                             40,572
                                      3,600   Semitool, Inc. (a)                                                       34,920
                                      4,500   TurboChef Technologies, Inc. (a)                                         59,400
                                                                                                                -------------
                                                                                                                      685,356
-----------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%          12,500   Champion Enterprises, Inc. (a)                                          137,250
                                      1,600   Palm Harbor Homes, Inc. (a)                                              19,968
                                      1,200   Skyline Corp.                                                            36,096
                                                                                                                -------------
                                                                                                                      193,314
-----------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                  7,900   Federal Signal Corp.                                                    121,344
                                      2,200   Standex International Corp.                                              45,496
                                                                                                                -------------
                                                                                                                      166,840
-----------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments          3,500   Abaxis, Inc. (a)                                                  $      78,575
& Supplies - 3.1%                     4,700   Abiomed, Inc. (a)                                                        58,421
                                      9,700   Align Technology, Inc. (a)                                              245,701
                                     12,300   American Medical Systems Holdings, Inc. (a)(c)                          208,485
                                      4,000   AngioDynamics, Inc. (a)                                                  75,400
                                      4,000   Arrow International, Inc.                                               181,960
                                      3,000   Bio-Rad Laboratories, Inc. Class A (a)                                  271,500
                                      2,700   BioMimetic Therapeutics, Inc. (a)                                        36,018
                                      4,900   CONMED Corp. (a)                                                        137,151
                                        800   Cantel Medical Corp. (a)                                                 12,488
                                      9,500   Cepheid, Inc. (a)                                                       216,600
                                      4,200   Conceptus, Inc. (a)                                                      79,716
                                      2,500   CryoLife, Inc. (a)                                                       23,625
                                      2,900   Cutera, Inc. (a)                                                         76,009
                                      3,800   Cyberonics, Inc. (a)                                                     52,972
                                      3,800   DJO, Inc. (a)                                                           186,580
                                      2,400   ev3, Inc. (a)                                                            39,408
                                      3,300   FoxHollow Technologies, Inc. (a)                                         87,120
                                      1,400   Hansen Medical, Inc. (a)                                                 37,954
                                      3,300   I-Flow Corp. (a)                                                         61,347
                                      2,500   ICU Medical, Inc. (a)                                                    96,875
                                     11,250   Immucor, Inc. (a)                                                       402,188
                                      4,900   Invacare Corp.                                                          114,562
                                      8,320   Inverness Medical Innovations, Inc. (a)                                 460,262
                                      7,800   Kyphon, Inc. (a)                                                        546,000
                                      1,500   Landauer, Inc.                                                           76,440
                                      5,500   LifeCell Corp. (a)                                                      206,635
                                      1,900   Medical Action Industries, Inc. (a)                                      44,954
                                      6,500   Mentor Corp.                                                            299,325
                                      5,475   Meridian Bioscience, Inc.                                               166,002
                                      4,500   Merit Medical Systems, Inc. (a)                                          58,410
                                      3,100   Micrus Endovascular Corp. (a)                                            56,637
                                      1,800   Northstar Neuroscience, Inc. (a)                                         20,088
                                      5,800   NuVasive, Inc. (a)                                                      208,394
                                      8,100   OraSure Technologies, Inc. (a)                                           81,405
                                      2,200   Orthofix International NV (a)                                           107,734
                                      6,600   Owens & Minor, Inc.                                                     251,394
                                     11,700   PSS World Medical, Inc. (a)                                             223,821
                                      3,100   Palomar Medical Technologies, Inc. (a)                                   88,319
                                      4,000   PolyMedica Corp.                                                        210,080
                                      6,000   Sonic Innovations, Inc. (a)                                              55,020
                                      2,900   SonoSite, Inc. (a)                                                       88,508
                                      6,700   Spectranetic Corp. (a)                                                   90,316
                                      4,100   Stereotaxis, Inc. (a)                                                    56,539
                                     10,600   Steris Corp.                                                            289,698
                                      2,800   SurModics, Inc. (a)                                                     137,228
                                      5,700   Symmetry Medical, Inc. (a)                                               95,190
                                      8,700   Thoratec Corp. (a)                                                      180,003
                                      5,100   Ventana Medical Systems, Inc. (a)                                       438,141
                                      1,300   Vital Signs, Inc.                                                        67,782
                                      3,000   Volcano Corp. (a)                                                        49,320

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      5,400   West Pharmaceutical Services, Inc.                                $     224,964
                                      5,800   Wright Medical Group, Inc. (a)                                          155,556
                                                                                                                -------------
                                                                                                                    7,814,820
-----------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.2%               2,200   Air Methods Corp. (a)                                                   101,640
                                      6,400   Magellan Health Services, Inc. (a)                                      259,712
                                      4,800   Parexel International Corp. (a)                                         198,096
                                      3,000   RehabCare Group, Inc. (a)                                                52,770
                                                                                                                -------------
                                                                                                                      612,218
-----------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.0%              1,100   Ampco-Pittsburgh Corp.                                                   43,318
                                      2,700   CIRCOR International, Inc.                                              122,607
                                        200   Compx International, Inc.                                                 3,916
                                      2,000   Dynamic Materials Corp.                                                  95,640
                                      4,100   Encore Wire Corp.                                                       103,033
                                      1,700   Haynes International, Inc. (a)                                          145,129
                                      2,800   Insteel Industries, Inc.                                                 42,980
                                      4,600   Kaydon Corp.                                                            239,154
                                      2,300   L.B. Foster Co. Class A (a)                                              99,958
                                     18,680   Mueller Water Products, Inc. Series A                                   231,445
                                        800   Northwest Pipe Co. (a)                                                   30,256
                                      6,000   Quanex Corp.                                                            281,880
                                      3,600   RBC Bearings, Inc. (a)                                                  138,060
                                      3,800   RTI International Metals, Inc. (a)                                      301,188
                                      4,600   Ryerson, Inc.                                                           155,204
                                      3,300   Superior Essex, Inc. (a)                                                123,024
                                        200   Trimas Corp. (a)                                                          2,654
                                      3,000   Valmont Industries, Inc.                                                254,550
                                                                                                                -------------
                                                                                                                    2,413,996
-----------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous       1,800   A.M. Castle & Co.                                                        58,680
- 0.7%                                3,900   AMCOL International Corp.                                               129,051
                                      9,400   Apex Silver Mines Ltd. (a)                                              182,830
                                      3,300   Brush Engineered Materials, Inc. (a)                                    171,237
                                      5,200   Compass Minerals International, Inc.                                    177,008
                                     17,100   GrafTech International Ltd. (a)                                         305,064
                                     19,600   Hecla Mining Co. (a)                                                    175,420
                                     10,400   Idaho General Mines, Inc. (a)                                            69,056
                                      3,100   Minerals Technologies, Inc.                                             207,700
                                      6,800   Stillwater Mining Co. (a)                                                69,972
                                     10,400   US Gold Corp. (a)                                                        65,208
                                      9,800   Uranium Resources, Inc. (a)                                              92,022
                                                                                                                -------------
                                                                                                                    1,703,248
-----------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing     1,700   MGP Ingredients, Inc.                                                    17,459
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer     1,600   Core-Mark Holdings Co., Inc. (a)                                         56,368
Discretionary - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples        3,200   Reddy Ice Holdings, Inc.                                                 84,384
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.0%        700   Animal Health International, Inc. (a)                                     7,791
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &             4,400   Ceradyne, Inc. (a)                                                      333,256
Commodities - 0.2%                    5,900   Symyx Technologies Inc. (a)                                              51,271
                                      2,900   WD-40 Co.                                                                99,006
                                                                                                                -------------
                                                                                                                      483,533
-----------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &             4,800   Insituform Technologies, Inc. Class A (a)                         $      73,104
Processing - 0.2%                     4,200   Metal Management, Inc.                                                  227,640
                                      2,900   Rogers Corp. (a)                                                        119,451
                                     14,200   USEC, Inc. (a)                                                          145,550
                                      1,700   Xerium Technologies, Inc.                                                 9,180
                                                                                                                -------------
                                                                                                                      574,925
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables       6,700   Blount International, Inc. (a)                                           76,112
- 0.0%                                1,200   Park-Ohio Holdings Corp. (a)                                             31,140
                                                                                                                -------------
                                                                                                                      107,252
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.2%       4,600   IHS, Inc. Class A (a)                                                   259,854
                                      2,000   iRobot Corp. (a)                                                         39,760
                                      2,800   Vocus, Inc. (a)                                                          81,872
                                                                                                                -------------
                                                                                                                      381,486
-----------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.4%         4,800   Compass Diversified Holdings                                             77,088
                                      9,100   GenCorp, Inc. (a)                                                       108,836
                                      1,400   GenTek Inc. (a)                                                          42,112
                                      4,200   Kaman Corp. Class A                                                     145,152
                                      4,200   Lancaster Colony Corp.                                                  160,314
                                      2,600   Raven Industries, Inc.                                                  104,130
                                      1,200   Sequa Corp. Class A (a)                                                 198,936
                                      7,800   Walter Industries, Inc.                                                 209,820
                                                                                                                -------------
                                                                                                                    1,046,388
-----------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business           7,864   ACCO Brands Corp. (a)                                                   176,468
Equipment - 0.3%                     11,000   Herman Miller, Inc.                                                     298,540
                                      4,300   Kimball International, Inc. Class B                                      48,934
                                      7,100   Knoll, Inc.                                                             125,954
                                                                                                                -------------
                                                                                                                      649,896
-----------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.3%              4,500   Atwood Oceanics, Inc. (a)                                               344,520
                                      2,300   Bois d'Arc Energy, Inc. (a)                                              44,091
                                     13,300   Hercules Offshore, Inc. (a)                                             347,263
                                                                                                                -------------
                                                                                                                      735,874
-----------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.0%             100   APCO Argentina, Inc.                                                     10,449
                                      3,500   ATP Oil & Gas Corp. (a)                                                 164,605
                                      2,600   Arena Resources, Inc. (a)                                               170,300
                                      4,200   Atlas America, Inc.                                                     216,846
                                     10,100   BPZ Resources, Inc. (a)                                                  78,780
                                      6,200   Berry Petroleum Co. Class A                                             245,458
                                      5,000   Bill Barrett Corp. (a)                                                  197,050
                                      7,400   Brigham Exploration Co. (a)                                              43,882
                                      5,200   Bronco Drilling Co., Inc. (a)                                            76,960
                                      3,600   Callon Petroleum Co. (a)                                                 50,112
                                      4,200   Carrizo Oil & Gas, Inc. (a)                                             188,412
                                        900   Clayton Williams Energy, Inc. (a)                                        29,700
                                      7,200   Comstock Resources, Inc. (a)                                            222,048
                                      2,100   Contango Oil & Gas Co. (a)                                               76,020
                                      1,200   Delek US Holdings, Inc.                                                  30,096
                                      9,100   EXCO Resources, Inc. (a)                                                150,514
                                      5,900   Edge Petroleum Corp. (a)                                                 75,756
                                      8,600   Encore Acquisition Co. (a)                                              272,190
                                      1,400   Energy Infrastructure Acquisition Corp. (a)                              13,762

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      5,785   Energy Partners Ltd. (a)                                          $      84,924
                                      7,300   FX Energy, Inc. (a)                                                      54,385
                                      8,100   GeoGlobal Resources, Inc. (a)                                            29,160
                                      1,700   Geokinetics, Inc. (a)                                                    39,695
                                      2,500   Goodrich Petroleum Corp. (a)                                             79,250
                                     30,100   Grey Wolf, Inc. (a)                                                     197,155
                                      2,400   Gulfport Energy Corp. (a)                                                56,784
                                      6,500   Harvest Natural Resources, Inc. (a)                                      77,610
                                     13,200   Mariner Energy, Inc. (a)                                                273,372
                                      5,000   McMoRan Exploration Co. (a)                                              67,250
                                     15,200   Meridian Resource Corp. (a)                                              37,696
                                      1,539   NTR Acquisition Co. (a)                                                  14,590
                                     11,600   Oilsands Quest, Inc. (a)                                                 51,388
                                      6,100   Parallel Petroleum Corp. (a)                                            103,639
                                     26,250   PetroHawk Energy Corp. (a)                                              431,025
                                      2,900   Petroleum Development Corp. (a)                                         128,615
                                      7,200   Petroquest Energy, Inc. (a)                                              77,256
                                      8,100   Pioneer Drilling Co. (a)                                                 98,658
                                      2,100   Resource America, Inc. Class A                                           33,159
                                      8,300   Rosetta Resources, Inc. (a)                                             152,222
                                      4,600   Stone Energy Corp. (a)                                                  184,046
                                      4,900   Swift Energy Co. (a)                                                    200,508
                                      5,200   TXCO Resources, Inc. (a)                                                 46,592
                                      3,500   Toreador Resources Corp. (a)                                             41,405
                                        900   Venoco, Inc. (a)                                                         15,435
                                      4,190   VeraSun Energy Corp. (a)                                                 46,090
                                      9,400   Warren Resources, Inc. (a)                                              117,876
                                      6,000   Whiting Petroleum Corp. (a)                                             266,700
                                                                                                                -------------
                                                                                                                    5,319,425
-----------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.1%      10,700   Delta Petroleum Corp. (a)                                               191,102
                                      1,800   GMX Resources Inc. (a)                                                   57,906
                                                                                                                -------------
                                                                                                                      249,008
-----------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International         10,100   Vaalco Energy, Inc. (a)                                                 46,157
- 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%              7,500   Ferro Corp.                                                             149,850
                                      9,900   H.B. Fuller Co.                                                         293,832
                                        400   Kronos Worldwide, Inc.                                                    7,552
                                                                                                                -------------
                                                                                                                      451,234
-----------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                          4,700   Albany International Corp. Class A                                      176,203
                                      9,200   Bowater, Inc.                                                           137,264
                                      5,900   Buckeye Technologies, Inc. (a)                                           89,326
                                      3,500   Chesapeake Corp.                                                         29,610
                                      4,800   Mercer International, Inc.-Sbi (a)                                       45,360
                                        450   Multi-Color Corp.                                                        10,269
                                      2,600   Neenah Paper, Inc.                                                       86,034
                                      7,300   P.H. Glatfelter Co.                                                     108,332
                                      5,600   Rock-Tenn Co. Class A                                                   161,840
                                      7,700   Wausau Paper Corp.                                                       85,855
                                                                                                                -------------
                                                                                                                      930,093
-----------------------------------------------------------------------------------------------------------------------------
Photography - 0.0%                      600   CPI Corp.                                                                23,112
-----------------------------------------------------------------------------------------------------------------------------

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                       2,300   The Lamson & Sessions Co. (a)                                     $      62,008
                                      5,200   Spartech Corp.                                                           88,712
                                                                                                                -------------
                                                                                                                      150,720
-----------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental     2,600   American Ecology Corp.                                                   55,094
Services - 0.2%                      13,200   Darling International, Inc. (a)                                         130,548
                                      2,200   Fuel Tech, Inc. (a)                                                      48,598
                                      6,400   Headwaters, Inc. (a)                                                     95,232
                                      2,600   Team, Inc. (a)                                                           71,188
                                                                                                                -------------
                                                                                                                      400,660
-----------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%   5,200   Regal-Beloit Corp.                                                      249,028
-----------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.3%    5,600   Bowne & Co., Inc.                                                        93,296
                                      9,300   Cenveo, Inc. (a)                                                        201,159
                                      2,400   Schawk, Inc.                                                             54,168
                                      7,500   VistaPrint Ltd. (a)                                                     280,275
                                                                                                                -------------
                                                                                                                      628,898
-----------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment       5,600   ATMI, Inc. (a)                                                          166,600
- 1.1%                               16,500   Axcelis Technologies, Inc. (a)                                           84,315
                                     12,383   Brooks Automation, Inc. (a)                                             176,334
                                      7,600   Cognex Corp.                                                            134,976
                                     16,500   Credence Systems Corp. (a)                                               50,985
                                      5,900   Cymer, Inc. (a)                                                         226,501
                                      3,400   Dionex Corp. (a)                                                        270,164
                                      5,100   Electro Scientific Industries, Inc. (a)                                 122,196
                                     21,995   Entegris, Inc. (a)                                                      190,917
                                      4,200   Esterline Technologies Corp. (a)                                        239,610
                                      5,200   FEI Co. (a)                                                             163,436
                                      3,700   Intevac, Inc. (a)                                                        56,240
                                      9,900   Kulicke & Soffa Industries, Inc. (a)                                     83,952
                                     10,700   LTX Corp. (a)                                                            38,199
                                      3,200   MTS Systems Corp.                                                       133,120
                                      9,200   Mattson Technology, Inc. (a)                                             79,580
                                      6,800   Photronics, Inc. (a)                                                     77,588
                                      2,700   Rofin-Sinar Technologies, Inc. (a)                                      189,567
                                      4,313   Rudolph Technologies, Inc. (a)                                           59,649
                                      4,200   Ultra Clean Holdings, Inc. (a)                                           61,740
                                      4,200   Ultratech, Inc. (a)                                                      58,212
                                                                                                                -------------
                                                                                                                    2,663,881
-----------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.2%      1,700   Consolidated Graphics, Inc. (a)                                         106,743
                                      1,700   Courier Corp.                                                            59,857
                                      2,480   GateHouse Media, Inc.                                                    31,620
                                      4,400   Martha Stewart Living Omnimedia, Inc. Class A (a)                        51,260
                                      3,700   Playboy Enterprises, Inc. Class B (a)                                    39,738
                                      6,250   Primedia, Inc.                                                           87,750
                                      5,600   Scholastic Corp. (a)                                                    195,216
                                                                                                                -------------
                                                                                                                      572,184
-----------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%        13,800   Belo Corp. Class A                                                      239,568
                                      7,700   Journal Communications, Inc. Class A                                     72,996
                                      7,500   Lee Enterprises, Inc.                                                   116,775


Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      3,600   Media General, Inc. Class A                                       $      99,036
                                     13,000   Sun-Times Media Group, Inc.                                              29,510
                                                                                                                -------------
                                                                                                                      557,885
-----------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.4%        7,400   CKX, Inc. (a)                                                            91,094
                                     41,050   Citadel Broadcasting Corp.                                              170,768
                                      5,400   Cox Radio, Inc. Class A (a)                                              70,470
                                      5,200   Cumulus Media, Inc. Class A (a)                                          53,144
                                      6,800   Emmis Communications Corp. Class A                                       33,592
                                      5,300   Entercom Communications Corp.                                           102,449
                                      1,000   Fisher Communications, Inc. (a)                                          49,870
                                      6,800   Gray Television, Inc.                                                    57,732
                                      4,400   Lin TV Corp. Class A (a)                                                 57,244
                                        600   Nexstar Broadcasting Group, Inc. Class A (a)                              6,294
                                     12,500   Radio One, Inc. Class D (a)                                              46,625
                                      1,500   Salem Communications Corp. Class A                                       12,000
                                      8,000   Sinclair Broadcast Group, Inc. Class A                                   96,320
                                      7,400   Spanish Broadcasting System, Inc. Class A (a)                            19,092
                                     11,600   Westwood One, Inc.                                                       31,900
                                      3,700   World Wrestling Entertainment, Inc.                                      55,796
                                                                                                                -------------
                                                                                                                      954,390
-----------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%             1,300   American Railcar Industries, Inc.                                        28,626
                                      2,000   Freightcar America, Inc.                                                 76,400
                                      2,600   Greenbrier Cos., Inc.                                                    69,446
                                      7,900   Westinghouse Air Brake Technologies Corp.                               295,934
                                                                                                                -------------
                                                                                                                      470,406
-----------------------------------------------------------------------------------------------------------------------------
Railroads - 0.1%                      5,750   Genesee & Wyoming, Inc. Class A (a)                                     165,830
-----------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                      300   AMREP Corp.                                                               8,040
                                      1,000   Avatar Holdings, Inc. (a)                                                49,930
                                      3,500   Bluegreen Corp. (a)                                                      27,125
                                      1,000   Consolidated-Tomoka Land Co.                                             67,210
                                      4,000   Grubb & Ellis Co. (a)                                                    37,200
                                      3,807   HFF, Inc. Class A (a)                                                    45,189
                                      7,452   Hilltop Holdings, Inc. (a)                                               87,486
                                        800   Quadra Realty Trust, Inc.                                                 7,624
                                      2,100   Resource Capital Corp.                                                   23,646
                                      1,800   Tejon Ranch Co. (a)                                                      74,520
                                      2,500   Thomas Properties Group, Inc.                                            30,000
                                                                                                                -------------
                                                                                                                      457,970
-----------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts         5,600   Acadia Realty Trust                                                     151,928
(REITs) - 5.2%                        2,000   Agree Realty Corp.                                                       62,680
                                     11,100   Alesco Financial, Inc.                                                   54,612
                                        300   Alexander's, Inc. (a)                                                   115,650
                                      4,800   Alexandria Real Estate Equities, Inc.                                   462,048
                                      3,800   American Campus Communities, Inc.                                       111,302
                                     22,700   American Financial Realty Trust (c)                                     182,735
                                      9,500   Anthracite Capital, Inc.                                                 86,450
                                      7,900   Anworth Mortgage Asset Corp.                                             42,581
                                      2,800   Arbor Realty Trust, Inc.                                                 52,892
                                     17,250   Ashford Hospitality Trust, Inc.                                         173,363
                                      4,100   Associated Estates Realty Corp.                                          53,464

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                        300   BRT Realty Trust                                                  $       5,202
                                     11,600   BioMed Realty Trust, Inc.                                               279,560
                                      2,900   CBRE Realty Finance, Inc.                                                17,110
                                      6,200   CapLease, Inc.                                                           63,550
                                      1,700   Capital Trust, Inc.                                                      60,350
                                      7,200   Cedar Shopping Centers, Inc.                                             98,064
                                      6,200   Corporate Office Properties Trust                                       258,106
                                      6,600   Cousins Properties, Inc.                                                193,776
                                      3,143   Crystal River Capital, Inc.                                              52,834
                                     27,450   DCT Industrial Trust, Inc.                                              287,402
                                      8,400   Deerfield Triarc Capital Corp.                                           76,020
                                     14,040   DiamondRock Hospitality Co.                                             244,436
                                      8,040   Digital Realty Trust, Inc.                                              316,696
                                      3,900   Eastgroup Properties, Inc.                                              176,514
                                      4,600   Education Realty Trust, Inc.                                             62,100
                                      4,600   Entertainment Properties Trust                                          233,680
                                      9,600   Equity Inns, Inc.                                                       216,768
                                      3,400   Equity Lifestyle Properties, Inc.                                       176,120
                                      5,900   Equity One, Inc.                                                        160,480
                                     10,100   Extra Space Storage, Inc.                                               155,439
                                     10,200   FelCor Lodging Trust, Inc.                                              203,286
                                      7,800   First Industrial Realty Trust, Inc.                                     303,186
                                      3,900   First Potomac Realty Trust                                               85,020
                                      8,700   Franklin Street Properties Corp.                                        150,075
                                     25,800   Friedman Billings Ramsey Group, Inc. Class A                            118,938
                                      7,000   GMH Communities Trust                                                    54,250
                                      2,800   Getty Realty Corp.                                                       76,160
                                      6,400   Glimcher Realty Trust                                                   150,400
                                      2,800   Gramercy Capital Corp.                                                   70,476
                                      8,400   Healthcare Realty Trust, Inc.                                           223,944
                                      5,900   Hersha Hospitality Trust                                                 58,410
                                      9,300   Highwoods Properties, Inc.                                              341,031
                                      5,400   Home Properties, Inc.                                                   281,772
                                     13,400   IMPAC Mortgage Holdings, Inc.                                            20,636
                                      9,500   Inland Real Estate Corp.                                                147,155
                                      8,200   Investors Real Estate Trust                                              88,560
                                      4,200   JER Investors Trust, Inc.                                                52,290
                                      4,200   Kite Realty Group Trust                                                  78,960
                                      3,900   LTC Properties, Inc.                                                     92,313
                                      7,000   LaSalle Hotel Properties                                                294,560
                                     10,730   Lexington Corporate Properties Trust                                    214,707
                                      7,600   Luminent Mortgage Capital, Inc.                                          12,692
                                     13,800   MFA Mortgage Investments, Inc.                                          111,090
                                      6,100   Maguire Properties, Inc.                                                157,563
                                      8,100   Medical Properties Trust, Inc.                                          107,892
                                      7,420   Meruelo Maddux Properties, Inc. (a)                                      43,852
                                      4,100   Mid-America Apartment Communities, Inc.                                 204,385
                                      1,400   Mission West Properties, Inc.                                            17,010
                                      3,800   National Health Investors, Inc.                                         117,458
                                     10,700   National Retail Properties, Inc.                                        260,866
                                     13,700   Nationwide Health Properties, Inc.                                      412,781

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      7,600   Newcastle Investment Corp.                                        $     133,912
                                      8,900   NorthStar Realty Finance Corp.                                           88,377
                                      1,550   Novastar Financial, Inc. (a)                                             13,749
                                     10,900   Omega Healthcare Investors, Inc.                                        169,277
                                      2,600   PS Business Parks, Inc.                                                 147,810
                                      2,500   Parkway Properties, Inc.                                                110,350
                                      5,300   Pennsylvania Real Estate Investment Trust                               206,382
                                      7,100   Post Properties, Inc.                                                   274,770
                                      6,339   Potlatch Corp.                                                          285,445
                                     10,840   RAIT Investment Trust                                                    89,213
                                      3,000   Ramco-Gershenson Properties Trust                                        93,720
                                     16,600   Realty Income Corp.                                                     463,970
                                      3,400   Redwood Trust, Inc.                                                     112,948
                                      4,200   Republic Property Trust                                                  61,614
                                      1,700   Saul Centers, Inc.                                                       87,550
                                     12,500   Senior Housing Properties Trust                                         275,750
                                      3,200   Sovran Self Storage, Inc.                                               146,688
                                     12,100   Strategic Hotel Capital, Inc.                                           249,139
                                      3,200   Sun Communities, Inc.                                                    96,256
                                     10,200   Sunstone Hotel Investors, Inc.                                          261,528
                                      5,400   Tanger Factory Outlet Centers, Inc.                                     219,186
                                      2,300   Tarragon Corp. (a)                                                        6,026
                                      7,500   U-Store-It Trust                                                         99,000
                                      1,900   Universal Health Realty Income Trust                                     67,507
                                      3,400   Urstadt Biddle Properties, Inc. Class A                                  52,598
                                      7,400   Washington Real Estate Investment Trust                                 245,532
                                      4,500   Winthrop Realty Trust, Inc.                                              30,285
                                                                                                                -------------
                                                                                                                   13,324,212
-----------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.2%  2,300   Arctic Cat, Inc.                                                         37,628
                                     10,900   Fleetwood Enterprises, Inc. (a)                                          93,195
                                      1,600   Marine Products Corp.                                                    13,568
                                      4,900   Monaco Coach Corp.                                                       68,747
                                      5,800   Polaris Industries, Inc.                                                252,996
                                      5,100   Winnebago Industries, Inc.                                              121,788
                                                                                                                -------------
                                                                                                                      587,922
-----------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:            2,800   Electro Rent Corp.                                                       39,228
Commercial - 0.1%                     2,200   H&E Equipment Services, Inc. (a)                                         39,556
                                      3,900   McGrath RentCorp                                                        129,636
                                      4,900   Williams Scotsman International, Inc. (a)                               135,779
                                                                                                                -------------
                                                                                                                      344,199
-----------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:            7,500   Aaron Rents, Inc.                                                       167,250
Consumer - 0.3%                       1,700   Amerco, Inc. (a)                                                        107,882
                                      3,900   Dollar Thrifty Automotive Group, Inc. (a)                               135,291
                                      2,200   RSC Holdings, Inc. (a)                                                   36,080
                                     11,500   Rent-A-Center, Inc. (a)                                                 208,495
                                                                                                                -------------
                                                                                                                      654,998
-----------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.6%                    4,500   AFC Enterprises, Inc. (a)                                                67,725
                                     12,150   Applebee's International, Inc.                                          302,292
                                      2,400   BJ's Restaurants, Inc. (a)                                               50,520
                                      1,000   Benihana, Inc. Class A (a)                                               17,310

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      6,300   Bob Evans Farms, Inc.                                             $     190,134
                                      2,600   Buffalo Wild Wings, Inc. (a)                                             98,072
                                      4,058   CBRL Group, Inc.                                                        165,566
                                      4,700   CEC Entertainment, Inc. (a)                                             126,289
                                     10,300   CKE Restaurants, Inc.                                                   166,963
                                      5,250   California Pizza Kitchen, Inc. (a)                                       92,243
                                      3,000   Carrols Restaurant Group, Inc. (a)                                       33,600
                                      5,000   Chipotle Mexican Grill, Inc. Class B (a)                                535,000
                                     18,800   Denny's Corp. (a)                                                        75,200
                                      6,700   Domino's Pizza, Inc.                                                    111,153
                                      2,800   IHOP Corp.                                                              177,324
                                      5,100   Jack in the Box, Inc. (a)                                               330,684
                                      6,400   Jamba, Inc. (a)                                                          44,992
                                     10,500   Krispy Kreme Doughnuts, Inc. (a)                                         42,000
                                      2,900   Landry's Restaurants, Inc.                                               76,734
                                      1,800   McCormick & Schmick's Seafood Restaurants, Inc. (a)                      33,894
                                        700   Morton's Restaurant Group, Inc. (a)                                      11,130
                                      4,100   O'Charleys, Inc.                                                         62,156
                                      4,200   P.F. Chang's China Bistro, Inc. (a)                                     124,320
                                      4,300   Papa John's International, Inc. (a)                                     105,092
                                      5,900   Rare Hospitality International, Inc. (a)                                224,849
                                      2,900   Red Robin Gourmet Burgers, Inc. (a)                                     124,410
                                      8,800   Ruby Tuesday, Inc.                                                      161,392
                                      3,000   Ruth's Chris Steak House, Inc. (a)                                       42,750
                                     10,870   Sonic Corp. (a)                                                         254,358
                                      4,600   The Steak n Shake Co. (a)                                                69,046
                                      8,600   Texas Roadhouse, Inc. Class A (a)                                       100,620
                                     10,200   Triarc Cos.                                                             127,602
                                                                                                                -------------
                                                                                                                    4,145,420
-----------------------------------------------------------------------------------------------------------------------------
Retail - 3.2%                         5,500   1-800-FLOWERS.COM, Inc. Class A (a)                                      63,745
                                      7,600   99 Cents Only Stores (a)                                                 78,052
                                      3,200   AC Moore Arts & Crafts, Inc. (a)                                         50,432
                                     12,600   Aeropostale, Inc. (a)                                                   240,156
                                      3,200   Asbury Automotive Group, Inc.                                            63,392
                                      4,100   bebe Stores, Inc.                                                        59,983
                                      4,000   Big 5 Sporting Goods Corp.                                               74,800
                                     33,300   Blockbuster, Inc. Class A (a)                                           178,821
                                      2,500   Blue Nile, Inc. (a)                                                     235,300
                                      1,300   The Bon-Ton Stores, Inc.                                                 29,536
                                      3,400   Books-A-Million, Inc.                                                    44,982
                                      9,500   Borders Group, Inc.                                                     126,635
                                      7,125   Brown Shoe Co., Inc.                                                    138,225
                                      2,300   The Buckle, Inc.                                                         87,262
                                      2,500   Build-A-Bear Workshop, Inc. (a)                                          44,400
                                      7,200   CSK Auto Corp. (a)                                                       76,680
                                      5,600   Cabela's, Inc. Class A (a)                                              132,440
                                      3,200   Cache, Inc. (a)                                                          57,120
                                      6,700   Casual Male Retail Group, Inc. (a)                                       60,032
                                      5,300   The Cato Corp. Class A                                                  108,332
                                     11,369   Central Garden and Pet Co. Class A (a)                                  102,094
                                      4,100   Charlotte Russe Holding, Inc. (a)                                        60,024
                                     20,100   Charming Shoppes, Inc. (a)                                              168,840

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      3,700   The Children's Place Retail Stores, Inc. (a)                      $      89,836
                                      5,900   Christopher & Banks Corp.                                                71,508
                                     10,600   Collective Brands, Inc. (a)                                             233,836
                                      1,400   Conn's, Inc. (a)                                                         33,446
                                        100   DEB Shops, Inc.                                                           2,689
                                      7,700   Dress Barn, Inc. (a)                                                    130,977
                                      3,800   Eddie Bauer Holdings, Inc. (a)                                           32,680
                                      6,300   Ezcorp, Inc. (a)                                                         84,735
                                      2,300   FTD Group, Inc.                                                          34,224
                                      7,000   Fred's, Inc.                                                             73,710
                                      4,000   GSI Commerce, Inc. (a)                                                  106,400
                                      2,800   Gaiam, Inc. (a)                                                          67,284
                                        500   Gander Mountain Co. (a)                                                   2,705
                                      4,000   Genesco, Inc. (a)                                                       184,520
                                      4,000   Group 1 Automotive, Inc.                                                134,280
                                      4,800   Guitar Center, Inc. (a)                                                 284,640
                                      5,300   Gymboree Corp. (a)                                                      186,772
                                      7,800   HOT Topic, Inc. (a)                                                      58,188
                                      5,950   Hibbett Sports, Inc. (a)                                                147,560
                                      8,500   Insight Enterprises, Inc. (a)                                           219,385
                                      4,200   Jo-Ann Stores, Inc. (a)                                                  88,620
                                      3,125   Jos. A. Bank Clothiers, Inc. (a)                                        104,438
                                        979   Lawson Products, Inc.                                                    34,079
                                      2,600   Lithia Motors, Inc. Class A                                              44,356
                                      2,700   MarineMax, Inc. (a)                                                      39,312
                                      8,400   Men's Wearhouse, Inc.                                                   424,368
                                      3,500   New York & Co. (a)                                                       21,350
                                      2,800   Overstock.com, Inc. (a)                                                  80,640
                                        200   PC Connection, Inc. (a)                                                   2,500
                                     11,400   Pacific Sunwear of California, Inc. (a)                                 168,720
                                      3,700   The Pantry, Inc. (a)                                                     94,831
                                      7,700   The Pep Boys - Manny, Moe & Jack                                        108,031
                                      4,700   PetMed Express, Inc. (a)                                                 65,847
                                     14,400   Pier 1 Imports, Inc. (a)                                                 68,112
                                      1,400   PriceSmart, Inc.                                                         33,040
                                      5,900   Priceline.com, Inc. (a)                                                 523,625
                                      3,500   Retail Ventures, Inc. (a)                                                36,435
                                      3,600   Rush Enterprises, Inc. Class A (a)                                       91,260
                                      2,700   Russ Berrie & Co., Inc. (a)                                              45,360
                                     13,100   Sally Beauty Co., Inc. (a)                                              110,695
                                      3,700   School Specialty, Inc. (a)                                              128,131
                                      1,600   Shutterfly, Inc. (a)                                                     51,056
                                      5,000   Sonic Automotive, Inc.                                                  119,700
                                      7,050   Stage Stores, Inc.                                                      128,522
                                      3,300   Stamps.com, Inc. (a)                                                     39,501
                                      4,400   Stein Mart, Inc.                                                         33,484
                                        200   Syms Corp.                                                                3,002
                                        900   Systemax, Inc.                                                           18,396
                                      3,800   Talbots, Inc.                                                            68,400
                                      4,900   Tuesday Morning Corp.                                                    44,051
                                      5,000   Tween Brands, Inc. (a)                                                  164,200

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      7,000   United Natural Foods, Inc. (a)                                    $     190,540
                                      5,100   ValueVision Media, Inc. Class A (a)                                      37,791
                                      2,200   Volcom, Inc. (a)                                                         93,544
                                     12,600   The Wet Seal, Inc. Class A (a)                                           48,762
                                      8,000   Zale Corp. (a)                                                          185,120
                                      3,300   Zumiez, Inc. (a)                                                        146,421
                                                                                                                -------------
                                                                                                                    8,146,898
-----------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.2%                 3,400   Anchor Bancorp Wisconsin, Inc.                                           91,800
                                     10,000   Bank Mutual Corp.                                                       117,900
                                      8,100   BankAtlantic Bancorp, Inc. Class A                                       70,227
                                      5,200   BankUnited Financial Corp. Class A                                       80,808
                                      1,400   Berkshire Hills Bancorp, Inc.                                            42,322
                                     10,800   Brookline Bancorp, Inc.                                                 125,172
                                      4,400   Dime Community Bancshares, Inc.                                          65,868
                                      3,400   Downey Financial Corp.                                                  196,520
                                      2,400   First Financial Holdings, Inc.                                           75,072
                                      2,225   First Indiana Corp.                                                      69,687
                                     18,300   First Niagara Financial Group, Inc.                                     258,945
                                      2,300   First Place Financial Corp.                                              40,710
                                      2,700   FirstFed Financial Corp. (a)                                            133,785
                                      7,100   Flagstar Bancorp, Inc.                                                   69,083
                                      3,400   Flushing Financial Corp.                                                 57,120
                                      1,700   Great Southern Bancorp, Inc.                                             42,228
                                      1,950   Horizon Financial Corp.                                                  39,546
                                      1,900   IBERIABANK Corp.                                                        100,035
                                      1,300   Imperial Capital Bancorp, Inc.                                           36,725
                                      4,500   KNBT Bancorp, Inc.                                                       74,430
                                      3,500   Kearny Financial Corp.                                                   44,765
                                        100   NASB Financial, Inc.                                                      3,571
                                     18,500   NewAlliance Bancshares, Inc.                                            271,580
                                      3,000   Northwest Bancorp, Inc.                                                  85,380
                                      5,800   Ocwen Financial Corp. (a)                                                54,694
                                      4,300   PFF Bancorp, Inc.                                                        65,962
                                      7,100   Partners Trust Financial Group, Inc.                                     86,407
                                     10,700   Provident Financial Services, Inc.                                      175,159
                                      6,900   Provident New York Bancorp                                               90,459
                                      1,400   Rockville Financial, Inc.                                                19,964
                                        200   Roma Financial Corp.                                                      3,420
                                      8,260   Sterling Financial Corp.                                                222,277
                                      3,200   TierOne Corp.                                                            84,704
                                      4,400   United Community Financial Corp.                                         31,768
                                        600   ViewPoint Financial Group                                                11,088
                                     18,600   W Holding Co., Inc.                                                      41,664
                                      1,700   Westfield Financial, Inc.                                                16,507
                                                                                                                -------------
                                                                                                                    3,097,352
-----------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers      7,000   Newport Corp. (a)                                                       106,610
- 0.2%                                5,400   Varian, Inc. (a)                                                        343,494
                                                                                                                -------------
                                                                                                                      450,104
-----------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services       8,600   Centerline Holding Co.                                                  132,010
- 0.4%                                2,300   GFI Group, Inc. (a)                                                     198,076

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      4,100   KBW, Inc. (a)                                                     $     117,998
                                     16,900   Knight Capital Group, Inc. Class A (a)                                  202,124
                                      8,700   LaBranche & Co., Inc. (a)                                                40,716
                                      9,600   Ladenburg Thalmann Financial Services, Inc. (a)                          18,816
                                      5,100   MarketAxess Holdings, Inc. (a)                                           76,500
                                      6,300   optionsXpress Holdings, Inc.                                            164,682
                                      1,700   Penson Worldwide, Inc. (a)                                               31,416
                                      4,200   SWS Group, Inc.                                                          74,298
                                      2,521   Thomas Weisel Partners Group, Inc. (a)                                   36,580
                                                                                                                -------------
                                                                                                                    1,093,216
-----------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.1%           7,700   ABM Industries, Inc.                                                    153,835
                                      5,600   AMN Healthcare Services, Inc. (a)                                       104,888
                                      3,800   Administaff, Inc.                                                       137,940
                                      3,300   The Advisory Board Co. (a)                                              192,951
                                      3,300   Ambassadors Group, Inc.                                                 125,730
                                      2,000   Ambassadors International, Inc.                                          49,060
                                        600   Barrett Business Services                                                14,298
                                      7,700   CBIZ, Inc. (a)                                                           61,215
                                      2,200   CDI Corp.                                                                61,336
                                      2,000   CRA International, Inc. (a)                                              96,380
                                      3,700   Casella Waste Systems, Inc. (a)                                          46,398
                                      4,100   Chemed Corp.                                                            254,856
                                      3,100   CoStar Group, Inc. (a)                                                  165,695
                                      4,700   Coinmach Service Corp. Class A                                           56,353
                                      4,800   Coinstar, Inc. (a)                                                      154,416
                                      1,700   Cornell Cos., Inc. (a)                                                   40,035
                                      5,600   Cross Country Healthcare, Inc. (a)                                       97,832
                                      4,600   Diamond Management & Technology Consultants, Inc.                        42,320
                                      4,100   DynCorp. International, Inc. (a)                                         94,751
                                      3,200   Exponent, Inc. (a)                                                       80,288
                                      7,000   FTI Consulting, Inc. (a)                                                352,170
                                      1,300   First Advantage Corp. Class A (a)                                        22,971
                                      2,400   Forrester Research, Inc. (a)                                             56,568
                                      3,600   G&K Services, Inc. Class A                                              144,720
                                      8,200   The Geo Group, Inc. (a)                                                 242,802
                                      4,600   Gevity HR, Inc.                                                          47,150
                                      1,800   Global Sources Ltd. (a)                                                  39,906
                                      8,800   Harris Interactive, Inc. (a)                                             37,928
                                      3,200   Heidrick & Struggles International, Inc.                                116,640
                                      9,100   Home Solutions of America, Inc. (a)                                      30,849
                                      4,100   Hudson Highland Group, Inc. (a)                                          52,193
                                      1,300   ICT Group, Inc. (a)                                                      17,433
                                     17,500   IKON Office Solutions, Inc.                                             224,875
                                      5,300   Jackson Hewitt Tax Service, Inc.                                        148,188
                                      3,800   Kelly Services, Inc. Class A                                             75,278
                                      4,600   Kenexa Corp. (a)                                                        141,588
                                      5,100   Kforce, Inc. (a)                                                         65,586
                                      5,300   The Knot, Inc. (a)                                                      112,678
                                      7,100   Korn/Ferry International (a)                                            117,221
                                      8,200   Labor Ready, Inc. (a)                                                   151,782
                                      1,700   Liquidity Services, Inc. (a)                                             18,683

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      3,600   MAXIMUS, Inc.                                                     $     156,888
                                     16,700   MPS Group, Inc. (a)                                                     186,205
                                      2,700   Midas, Inc. (a)                                                          50,949
                                      2,000   Monro Muffler, Inc.                                                      67,580
                                      9,400   Navigant Consulting, Inc. (a)                                           119,004
                                      7,500   Net 1 UEPS Technologies, Inc. (a)                                       203,775
                                      5,300   On Assignment, Inc. (a)                                                  49,502
                                      8,700   PHH Corp. (a)                                                           228,636
                                      5,100   People Support, Inc. (a)                                                 60,996
                                      3,900   Perficient, Inc. (a)                                                     85,293
                                      1,800   Pre-Paid Legal Services, Inc. (a)                                        99,828
                                      2,100   The Providence Service Corp. (a)                                         61,656
                                      7,800   Regis Corp.                                                             248,898
                                      8,400   Resources Connection, Inc.                                              194,460
                                      5,200   Rollins, Inc.                                                           138,788
                                      8,600   Source Interlink Cos., Inc. (a)                                          30,272
                                     10,000   Spherion Corp. (a)                                                       82,600
                                        500   Standard Parking Corp. (a)                                               19,895
                                      2,300   Steiner Leisure Ltd. (a)                                                 99,820
                                      6,300   TeleTech Holdings, Inc. (a)                                             150,633
                                      9,900   Tetra Tech, Inc. (a)                                                    209,088
                                        600   Travelzoo, Inc. (a)                                                      13,770
                                      1,800   Unifirst Corp.                                                           67,428
                                      3,400   Viad Corp.                                                              122,400
                                      2,250   Volt Information Sciences, Inc. (a)                                      39,690
                                     11,700   Waste Connections, Inc. (a)                                             371,592
                                        700   Waste Industries USA, Inc.                                               20,034
                                      3,133   Waste Services, Inc. (a)                                                 30,421
                                      7,000   Watson Wyatt Worldwide, Inc.                                            314,580
                                      4,600   World Fuel Services Corp.                                               187,726
                                                                                                                -------------
                                                                                                                    7,960,193
-----------------------------------------------------------------------------------------------------------------------------
Shipping - 0.7%                      10,200   American Commercial Lines, Inc. (a)                                     242,046
                                      1,300   Arlington Tankers Ltd                                                    32,019
                                      2,400   Double Hull Tankers, Inc.                                                35,736
                                      5,700   Eagle Bulk Shipping, Inc.                                               146,718
                                      2,300   Genco Shipping & Trading Ltd.                                           150,719
                                      3,800   General Maritime Corp.                                                  106,058
                                      6,800   Golar LNG Ltd.                                                          151,776
                                      4,200   Gulfmark Offshore, Inc. (a)                                             204,372
                                      4,700   Horizon Lines, Inc. Class A                                             143,491
                                      2,000   Knightsbridge Tankers Ltd.                                               53,800
                                      3,800   Nordic American Tanker Shipping Ltd.                                    149,112
                                      5,900   Ship Finance International Ltd.                                         154,993
                                      3,100   Star Maritime Acquisition Corp. (a)                                      43,431
                                      1,400   TBS International Ltd. (a)                                               57,750
                                                                                                                -------------
                                                                                                                    1,672,021
-----------------------------------------------------------------------------------------------------------------------------
Shoes - 0.5%                          2,800   DSW, Inc. Class A (a)                                                    70,476
                                      2,000   Deckers Outdoor Corp. (a)                                               219,600
                                      6,900   The Finish Line, Inc. Class A                                            29,946
                                      1,000   Heelys, Inc. (a)                                                          7,970
                                      8,300   Iconix Brand Group, Inc. (a)                                            197,457

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      4,200   K-Swiss, Inc. Class A                                             $      96,222
                                      1,600   Kenneth Cole Productions, Inc. Class A                                   30,992
                                      1,500   Shoe Carnival, Inc. (a)                                                  23,670
                                      3,200   Skechers U.S.A., Inc. Class A (a)                                        70,720
                                      3,700   Steven Madden Ltd.                                                       70,115
                                      7,700   Timberland Co. Class A (a)                                              145,992
                                        300   Weyco Group, Inc.                                                         9,423
                                      9,600   Wolverine World Wide, Inc.                                              263,040
                                                                                                                -------------
                                                                                                                    1,235,623
-----------------------------------------------------------------------------------------------------------------------------
Steel - 0.3%                            558   Claymont Steel, Inc. (a)                                                 11,300
                                      4,100   Gibraltar Industries, Inc.                                               75,850
                                      1,400   Olympic Steel, Inc.                                                      38,024
                                      4,000   Schnitzer Steel Industries, Inc. Class A                                293,160
                                      1,500   Universal Stainless & Alloy Products, Inc. (a)                           59,685
                                      1,900   Wheeling-Pittsburgh Corp. (a)                                            36,670
                                     11,200   Worthington Industries, Inc.                                            263,872
                                                                                                                -------------
                                                                                                                      778,561
-----------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                          1,900   Imperial Sugar Co. New Shares                                            49,647
-----------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.8%  25,300   Andrew Corp. (a)(c)                                                     350,405
                                     17,700   Arris Group, Inc. (a)                                                   218,595
                                      2,800   Audiovox Corp. Class A (a)                                               28,812
                                      7,300   Belden, Inc.                                                            342,443
                                      8,300   C-COR, Inc. (a)                                                          95,367
                                      6,900   Mastec, Inc. (a)                                                         97,083
                                      1,800   OpNext, Inc. (a)                                                         20,880
                                      7,800   Plantronics, Inc.                                                       222,690
                                     14,900   Polycom, Inc. (a)                                                       400,214
                                     20,500   Powerwave Technologies, Inc. (a)                                        126,280
                                      8,000   Symmetricom, Inc. (a)                                                    37,600
                                                                                                                -------------
                                                                                                                    1,940,369
-----------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%               8,900   Interface, Inc. Class A                                                 160,645
-----------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers        8,600   Carter's, Inc. (a)                                                      171,570
- 0.7%                                1,400   Cherokee, Inc.                                                           53,704
                                      2,300   Columbia Sportswear Co.                                                 127,213
                                      1,500   G-III Apparel Group, Ltd. (a)                                            29,535
                                      5,970   J. Crew Group, Inc. (a)                                                 247,755
                                      4,200   Kellwood Co.                                                             71,610
                                      3,000   Maidenform Brands, Inc. (a)                                              47,640
                                      2,500   Oxford Industries, Inc.                                                  90,300
                                      1,950   Perry Ellis International, Inc. (a)                                      54,035
                                     20,200   Quiksilver, Inc. (a)                                                    288,860
                                      3,100   True Religion Apparel, Inc. (a)                                          54,560
                                      4,000   Under Armour, Inc. Class A (a)                                          239,280
                                      7,500   The Warnaco Group, Inc. (a)                                             293,025
                                                                                                                -------------
                                                                                                                    1,769,087
-----------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                10,000   Cooper Tire & Rubber Co.                                                244,000
                                      3,300   Titan International, Inc.                                               105,336
                                                                                                                -------------
                                                                                                                      349,336


Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                       15,700   Alliance One International, Inc. (a)                              $     102,678
                                      2,700   Schweitzer-Mauduit International, Inc.                                   62,910
                                      4,400   Universal Corp.                                                         215,380
                                      6,320   Vector Group Ltd.                                                       141,630
                                                                                                                -------------
                                                                                                                      522,598
-----------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                           4,800   Jakks Pacific, Inc. (a)                                                 128,208
                                      5,600   Leapfrog Enterprises, Inc. (a)                                           46,200
                                      8,300   Marvel Entertainment, Inc. (a)                                          194,552
                                                                                                                -------------
                                                                                                                      368,960
-----------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%   4,000   Celadon Group, Inc. (a)                                                  47,080
                                      1,400   Dynamex, Inc. (a)                                                        35,868
                                      6,300   HUB Group, Inc. Class A (a)                                             189,189
                                      9,100   Odyssey Marine Exploration, Inc. (a)                                     55,874
                                      6,000   Pacer International, Inc.                                               114,300
                                      2,500   Ultrapetrol Bahamas Ltd. (a)                                             41,525
                                                                                                                -------------
                                                                                                                      483,836
-----------------------------------------------------------------------------------------------------------------------------
Truckers - 0.4%                       3,700   Arkansas Best Corp.                                                     120,842
                                      5,100   Forward Air Corp.                                                       151,878
                                     10,300   Heartland Express, Inc.                                                 147,084
                                      9,350   Knight Transportation, Inc.                                             160,914
                                      2,500   Marten Transport Ltd. (a)                                                38,525
                                      4,850   Old Dominion Freight Line, Inc. (a)                                     116,255
                                        100   Patriot Transportation Holding, Inc. (a)                                  9,834
                                      2,600   Saia, Inc. (a)                                                           42,978
                                      1,000   Universal Truckload Services, Inc. (a)                                   21,960
                                      8,800   Werner Enterprises, Inc.                                                150,920
                                                                                                                -------------
                                                                                                                      961,190
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%    8,800   Mediacom Communications Corp. Class A (a)                                62,040
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.4%          4,400   Allete, Inc.                                                            196,944
                                      8,600   Avista Corp.                                                            175,010
                                      6,100   Black Hills Corp.                                                       250,222
                                      2,600   CH Energy Group, Inc.                                                   124,280
                                      1,100   Central Vermont Public Service Corp.                                     40,194
                                      9,700   Cleco Corp.                                                             245,119
                                      8,400   El Paso Electric Co. (a)                                                194,292
                                      5,300   The Empire District Electric Co.                                        119,727
                                      7,200   IDACORP, Inc.                                                           235,728
                                      6,300   ITC Holdings Corp.                                                      312,165
                                      3,500   MGE Energy, Inc.                                                        117,040
                                      5,800   NorthWestern Corp.                                                      157,586
                                      4,800   Otter Tail Corp.                                                        171,120
                                     12,500   PNM Resources, Inc.                                                     291,000
                                      2,800   Pike Electric Corp. (a)                                                  52,528
                                      4,700   Portland General Electric Co.                                           130,660
                                      4,333   UIL Holdings Corp.                                                      136,490
                                      6,200   Unisource Energy Corp.                                                  185,318
                                     15,300   Westar Energy, Inc.                                                     375,768
                                                                                                                -------------
                                                                                                                    3,511,191
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.8%    1,200   EnergySouth, Inc.                                                        60,504
                                      3,500   The Laclede Group, Inc.                                                 112,980

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      4,600   New Jersey Resources Corp.                                        $     228,114
                                      7,300   Nicor, Inc.                                                             313,170
                                      4,800   Northwest Natural Gas Co.                                               219,360
                                     12,100   Piedmont Natural Gas Co.                                                303,589
                                      2,500   SEMCO Energy, Inc. (a)                                                   19,725
                                      5,100   South Jersey Industries, Inc.                                           177,480
                                      6,900   Southwest Gas Corp.                                                     195,201
                                      8,000   WGL Holdings, Inc.                                                      271,120
                                                                                                                -------------
                                                                                                                    1,901,243
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%      61,000   Aquila, Inc. (a)                                                        244,610
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.3%  7,400   Alaska Communications Systems Group, Inc.                               106,930
                                        800   Atlantic Tele-Network, Inc.                                              29,080
                                      3,900   Centennial Communications Corp. (a)                                      39,468
                                     43,200   Cincinnati Bell, Inc. (a)                                               213,408
                                      3,200   Consolidated Communications Holdings, Inc.                               62,752
                                     25,400   Dobson Communications Corp. Class A (a)                                 324,612
                                      5,300   FairPoint Communications, Inc.                                           99,958
                                     20,610   FiberTower Corp. (a)                                                     79,142
                                      8,700   General Communication, Inc. Class A (a)                                 105,618
                                      4,700   Global Crossing Ltd. (a)                                                 99,076
                                      1,300   Globalstar, Inc. (a)                                                      9,529
                                      2,600   Golden Telecom, Inc. (b)                                                209,274
                                     18,800   ICO Global Communications Holdings Ltd. (a)                              65,424
                                      8,100   IDT Corp. Class B                                                        67,797
                                      3,700   Ibasis, Inc. (a)                                                         39,775
                                      5,500   Iowa Telecommunications Services, Inc.                                  109,175
                                      2,800   iPCS, Inc.                                                               96,292
                                      3,700   NTELOS Holdings Corp.                                                   109,002
                                      3,500   North Pittsburgh Systems, Inc.                                           83,160
                                      3,300   ORBCOMM, Inc. (a)                                                        24,849
                                     11,470   PAETEC Holding Corp. (a)                                                143,031
                                     11,500   Premiere Global Services, Inc. (a)                                      145,475
                                      5,000   RCN Corp.                                                                61,500
                                      1,600   Rural Cellular Corp. Class A (a)                                         69,600
                                      3,600   Shenandoah Telecom Co.                                                   78,336
                                      2,400   SureWest Communications                                                  60,024
                                     24,430   Time Warner Telecom, Inc. Class A (a)                                   536,727
                                      4,500   USA Mobility, Inc.                                                       75,915
                                                                                                                -------------
                                                                                                                    3,144,929
-----------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%               3,000   American States Water Co.                                               117,000
                                      3,100   California Water Service Group                                          119,319
                                      1,400   Consolidated Water Co., Inc.                                             42,028
                                      2,500   SJW Corp.                                                                85,350
                                      3,965   Southwest Water Co.                                                      50,078
                                                                                                                -------------
                                                                                                                      413,775
-----------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade       5,800   Central European Distribution Corp. (a)                                 277,878
- 0.1%
-----------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                    8,230   Brightpoint, Inc. (a)                                                   123,532
                                      2,200   Houston Wire & Cable Co.                                                 39,842
                                      7,400   LKQ Corp. (a)                                                           257,594

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2007 (Unaudited)

                                     Shares
Industry                               Held   Common Stocks                                                         Value
-----------------------------------------------------------------------------------------------------------------------------
                                      1,400   MWI Veterinary Supply, Inc. (a)                                   $      52,850
                                      5,500   Prestige Brands Holdings, Inc. (a)                                       60,390
                                      4,500   United Stationers, Inc. (a)                                             249,840
                                                                                                                -------------
                                                                                                                      784,048
-----------------------------------------------------------------------------------------------------------------------------
                                              Total Common Stocks (Cost - $205,233,513) - 88.1%                   221,388,645
-----------------------------------------------------------------------------------------------------------------------------

                                              Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------
                                      2,300   Gladstone Capital Corp.                                                  44,896
                                      5,500   Hercules Technology Growth Capital, Inc.                                 72,985
                                      1,000   Kayne Anderson Energy Development Co.                                    25,480
                                      4,600   Patriot Capital Funding, Inc.                                            61,502
                                      3,800   Pennantpark Investment Corp.                                             50,920
                                      2,000   Prospect Capital Corp.                                                   34,040
-----------------------------------------------------------------------------------------------------------------------------
                                              Total Mutual Funds  (Cost - $314,432) - 0.1%                            289,823
-----------------------------------------------------------------------------------------------------------------------------

                                       Face
                                     Amount   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------

Time Deposits - 12.4%          $ 31,237,777   State Street Bank & Trust Co., 3.75%
                                              due 10/01/2007                                                       31,237,777
-----------------------------------------------------------------------------------------------------------------------------
                                              Total Short-Term Securities
                                              (Cost - $31,237,777) - 12.4%                                         31,237,777
-----------------------------------------------------------------------------------------------------------------------------
                                              Total Investments Before Options Written
                                              (Cost - $236,785,722) - 100.6%                                      252,916,245
-----------------------------------------------------------------------------------------------------------------------------

                                  Number of
                                  Contracts   Options Written
-----------------------------------------------------------------------------------------------------------------------------
Call Options Written                  1,500   Russell 2000 Index, expiring October 2007 at $820                    (1,417,500)
-----------------------------------------------------------------------------------------------------------------------------
                                              Total Options Written
                                              (Premiums Received - $2,518,005) - (0.5%)                            (1,417,500)
-----------------------------------------------------------------------------------------------------------------------------
                                              Total Investments, Net of Options Written
                                              (Cost - $234,267,717*) - 100.1%                                     251,498,745

                                              Liabilities in Excess of Other Assets - (0.1%)                         (191,920)
                                                                                                                -------------
                                              Net Assets - 100.0%                                               $ 251,306,825
                                                                                                                =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 254,606,184
                                                                  =============
      Gross unrealized appreciation                               $   8,418,119
      Gross unrealized depreciation                                 (11,525,558)
                                                                  -------------
      Net unrealized depreciation                                 $  (3,107,439)
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2007 were as follows:

      -----------------------------------------------------------------------------------------
      Number of                                                                    Unrealized
      Contracts         Issue              Expiration Date       Face Value        Appreciation
      -----------------------------------------------------------------------------------------
         57         Russell 2000 Index     December 2007         $ 22,486,044      $   690,156
      -----------------------------------------------------------------------------------------

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium and Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    -------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    Small Cap Premium and Dividend Income Fund Inc.

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -------------------
    Mitchell M. Cox,
    Chief Executive Officer (principal executive officer) of
    Small Cap Premium and Dividend Income Fund Inc.

Date: November 19, 2007


By: /s/ James E. Hillman
    -------------------
    James E. Hillman,
    Chief Financial Officer (principal financial officer) of
    Small Cap Premium and Dividend Income Fund Inc.

Date: November 19, 2007